UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  February 28, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report  |  February 28, 2018

Performance Trust Strategic Bond
Fund (Symbol: PTIAX) and
Performance Trust Municipal Bond
Fund (Symbols: PTIMX, PTRMX)

© 2018 PT Asset Management, LLC. All Rights Reserved.

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholders:

Performance Trust Strategic Bond Fund (PTIAX) Semi-Annual Management
Discussion and Analysis:  9/1/2017 – 2/28/2018

For the six-month period ended February 28, 2018, the Performance Trust Strategic Bond Fund (“PTIAX” or the “Fund”) posted a return of 0.06%, assuming all dividends were reinvested into the Fund. The Bloomberg Barclays Aggregate Bond Index returned -2.18% over the same time period.

Like this time last year, we are again pleased to report a small positive return for the period given the magnitude of the rise in interest rates. The yield on the 10-year Treasury was up around 70 basis points (+0.70%) over the past six months, and the yield on the 5-year Treasury was up around 90 basis points (+0.90%). Prices on bonds fall as interest rates rise which largely explains the negative return on the Bloomberg Barclays Aggregate Bond Index.

The graph below shows the Treasury yield curve at the beginning of the period (9/1/2017) and the end (2/28/2018).

The primary reason for our positive performance was the large allocation to structured credit, which includes non-agency Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS) and Collateralized Loan Obligations (CLOs). These asset classes collectively averaged around 56% of the Fund during the period. All three had positive returns over the period with the largest allocation, RMBS, at roughly 40% of the Fund, returning around 2.73%. We regard this performance as very important in assessing the effectiveness of our strategy as the structured credit allocation has always been in place precisely for this reason – to potentially protect value in a rising interest rate scenario.

Municipal bond prices, both taxable and tax-exempt, are much more sensitive to interest rates, and thus the total return on our municipal bond allocation was down a little over 2% during the period. Typically, in rising rate events, tax-exempt municipal bond yields will rise less than Treasuries, and that was the case again this time. The 10-year spot on the AAA municipal yield curve went up 59 basis points (+0.59%), versus 70 basis points (+0.70%) on Treasuries. This is among the reasons why we like tax-exempt bonds – we believe the returns are likely to be a little less volatile.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

LETTER FROM THE INVESTMENT ADVISER

From the end of August to the end of February, the Fund grew by more than 20%, or by roughly $230 million. The table below shows sector allocations at the beginning of the period and the end.

	9/1/2017	2/28/2018
Non-Agency RMBS	42.56%	37.94%
CLOs	1.66%	0.62%
CMBS	11.49%	17.17%
Sub-total Structured Credit	55.71%	55.73%
Cash	3.44%	2.19%
Treasuries	0.00%	3.84%
Corporate Bonds	2.36%	3.21%
Tax-Exempt Municipal Bonds	18.99%	16.54%
Taxable Municipal Bonds	19.29%	18.33%

Looking Forward

Many of the changes in the allocations detailed above are fairly recent and reflect our current thinking regarding the fixed-income landscape. The flattening of the yield curve has largely been driven by a disproportional rise in short term interest rates. This has made the short end of the curve a lot more interesting. CMBS is an asset class where spreads remain attractive and shorter duration structures within that asset class have particularly gotten our attention. CMBS interest only bonds (IOs) have some almost unique features that work to the benefit of the bond holder. First, the underlying borrowers are typically either forbidden to prepay prior to their scheduled repayment window or subject to yield maintenance fees, a portion of which is typically paid to the IO tranche. This reduces prepayment risk. Second, while they price off of the longer end of the curve, this is merely a pricing convention. The bonds have a real-world duration closer to four years, which we regard as an ideal place to be. While we still like the non-agency RMBS space, some of that allocation was allowed to roll off to make room for CMBS bonds we like as well, or perhaps even a little better.

While the increase in our Treasury allocation is not large, it is also no accident. A peak at the most recent yield curve will show that there is still considerable slope on the shorter end, and rates are meaningfully higher. The 3-year Treasury yield is the highest it has been since 2007. This has made 3- to 5-year Treasuries an attractive way to play potential defense while taking virtually no credit or liquidity risk.

Within the taxable municipal bond allocation, we have come in the curve a bit with many bonds poised in the still reasonably steep 5- to 7-year range. We continue to believe the most efficient way to take interest rate risk is in the tax-exempt space. If anything, those bonds have been extended a bit to take potential advantage of higher rates and a muni curve that has not flattened to nearly the same degree as the taxable curve.

Performance Trust Municipal Bond Fund (PTIMX, PTRMX) Semi-Annual Management
Discussion and Analysis:  9/1/2017 – 2/28/2018

For the six-month period ended February 28, 2018, the Performance Trust Municipal Bond Fund (“PTIMX” or the “Fund”) declined by 1.40%, assuming dividends were reinvested, modestly underperforming the Bloomberg Barclays Municipal Bond Index’s decline of 1.24%. Municipal 10-year rates rose by 59 basis points (0.59%) over the period. PTIMX, which carries a significantly higher duration than the Bloomberg Barclays Municipal Bond Index (over 1.5 years), only had muted underperformance, despite the sharp rate move. We attribute the Fund’s behavior to favorable security positioning to capture year-end yield curve roll and a greater exposure to shorter, lower quality paper (Note: the Bloomberg Barclays Municipal Bond Index does not have any exposure to below investment-grade securities), which provided protection at the beginning of 2018 when yields rose sharply.

The six-month period ended February 28, 2018 can be thought of as two distinct periods: Pre-Tax Reform, which incorporates the last four months of calendar year 2017; and Post-Tax Reform, which incorporates the first two months of calendar year 2018. The Pre-Tax Reform period was marked with speculation about how tax reform would affect the municipal market. The House and Senate had competing plans. Broadly speaking, the House tax plan envisioned eliminating advanced refunding (a refinancing technique that allows issuers to refund bonds before their maturities or call dates) and eliminating the Federal income tax exemption on bonds categorized as “Private Activity Bonds” (including bonds issued by Hospitals, Airports, Universities, and others). The Senate tax plan only envisioned eliminating advanced refundings. Only advanced refundings were eliminated in the final tax plan signed into law at the end of 2017; however, Private Activity Issuers and issuers with advanced refundings rushed to the market, unsure of which reforms would ultimately be adopted by both bodies of Congress. In the Pre-Tax Reform period, issuers dumped an estimated $30 billion of additional supply into the market that would have otherwise been issued in 2018. The market easily digested the supply as investors and dealers were looking to buy bonds in the face of limited forward supply, where advanced refundings and (potentially) Private Activity Bonds were no longer permitted. The increased appetite for these bonds led PTIMX to stable performance during the Pre-Tax Reform period.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

LETTER FROM THE INVESTMENT ADVISER

On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act. Aside from the direct impact on the municipal bond market of prohibiting municipal issuers from accessing advanced refundings, a key provision of the Tax Cuts and Jobs Act that indirectly impacted the municipal market was a significantly lower corporate income tax rate, lowered from 35% to 21%. The Congressional Budget Office projected the new provisions of the tax code will result in a $1.5 trillion deficit over the next 10 years. The prospects of economic growth resulting from lower corporate taxes, and the prospects of higher Treasury bond issuance to fund the widening deficit (as the Federal Reserve is reducing its Treasury bond purchases) resulted in a sharp sell-off of municipal bonds in the Post-Tax Reform period. In this two month period alone, the 10-year municipal rate rose by nearly 50 basis points (+0.50%) to reflect these reflationary views. However, as mentioned above, PTIMX’s shorter duration, higher-yielding positions mitigated some of the negative effect from the upward rate movements.

As we move ahead into a flatter yield curve environment, we believe we are justified to continue a barbell positioning on the yield curve: higher-grade credit will be allocated to the 15- to 20-year spots on the yield curve, where there is still reasonable spread tightening opportunities. Concurrently, shorter, lower credit quality paper will be purchased to gain exposure to a now cheaper front-end of the yield curve. Despite historically tight spreads in high yield bonds, we believe the short nature of the paper can mitigate from rising rates/widening spreads, as well as provide us the opportunity to reinvest in higher rates if rates do in fact rise. Our general strategy is to be agnostic to interest rate movements. Shape Management®, our proprietary investment tool, allows us to view the current rate environment through unbiased lenses. It is through these lenses that we have crafted our strategy and will continue to manage our risk.

Risk Management for the Funds

The Portfolio Management team employs Shape Management® as a key component of our investment process. Shape Management® is a proprietary means of applying total return scenario analysis to both individual bonds and portfolios of bonds. Total return scenario analysis applies various interest rate shifts, yield curve slope analysis, reinvestment rate assumptions and probability analysis to determine a bond’s “shape”, or how we believe that bond will perform in various interest rate environments.

We measure the risk of the portfolio on both an individual bond and portfolio level. Interest rate and credit spread volatility effects are measured by evaluating portfolio performance in fluctuating yield environments. Idiosyncratic risks are evaluated and diversified across coupon, credit quality, maturity, credit sector, duration, position size, and state. Liquidity is managed through a line of credit, cash balance, allocation limits to individual issuers, and allocation limits to the sectors. Management regularly reviews the risks of the portfolio in order to appropriately position its holdings based on the continuously changing uncertainties associated with the fixed income markets.

For the RMBS allocation, we regularly stress the bonds for various credit scenarios incorporating decreases in home prices and increases in unemployment akin to those experienced in the credit crises. We combine these stress scenarios with various movements in credit spreads to monitor the risks inherent in the RMBS allocation of the portfolio.

Past performance is not indicative of future returns. There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal. The views in this report were those of the Funds’ Portfolio Managers as of February 28, 2018 and may not reflect the views of the Funds’ Portfolio Managers on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX)

Performance Trust Strategic Bond Fund (Unaudited)
Total Return vs. Bloomberg Barclays Aggregate Bond Index

Average Annual Returns—For the Periods Ended February 28, 2018 (Unaudited)

				ANNUALIZED
	ONE	THREE	FIVE	SINCE INCEPTION
	YEAR	YEAR	YEAR	(AUGUST 31, 2010)(1)
Performance Trust Strategic Bond Fund	4.68%	4.43%	4.33%	6.50%
Bloomberg Barclays Aggregate Bond Index	0.51%	1.14%	1.71%	2.53%

(1)	The Performance Trust Strategic Bond Fund (the “Fund”) commenced investment operations on September 1, 2010.

The Bloomberg Barclays Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Bloomberg Barclays Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on August 31, 2010, the inception date for the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAMfunds.com.

The expense ratio is 0.77%.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND (PTIAX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 28, 2018

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX)

Performance Trust Municipal Bond Fund – Institutional Class (Unaudited)
Total Return vs. Bloomberg Barclays Municipal Bond Index

Average Annual Returns—For the Periods Ended February 28, 2018 (Unaudited)

				ANNUALIZED
	ONE	THREE	FIVE	SINCE INCEPTION
	YEAR	YEAR	YEAR	(JUNE 30, 2011)
Performance Trust Municipal Bond Fund –
Institutional Class	3.34%	2.82%	3.21%	5.73%
Bloomberg Barclays Municipal Bond Index	2.50%	2.22%	2.57%	3.95%

The Bloomberg Barclays Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Bloomberg Barclays Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $1,000,000 made on June 30, 2011, the inception date for the Institutional Class shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAMfunds.com.

Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding Rule 12b-1 plan fees, acquired fund fees and expenses, interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 0.55% of the average daily net assets of the Fund. This agreement is effective until 12/29/18. Net Expense Ratio: 0.55%.  Gross Expense Ratio: 0.66%.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTRMX)

Performance Trust Municipal Bond Fund – Retail Class (Unaudited)
Total Return vs. Bloomberg Barclays Municipal Bond Index

Average Annual Returns—For the Periods Ended February 28, 2018 (Unaudited)

				ANNUALIZED
	ONE	THREE	FIVE	SINCE INCEPTION
	YEAR	YEAR	YEAR	(SEPTEMBER 28, 2012)
Performance Trust Municipal Bond Fund – Retail Class	3.07%	2.59%	3.01%	3.40%
Bloomberg Barclays Municipal Bond Index	2.50%	2.22%	2.57%	2.63%

The Bloomberg Barclays Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Bloomberg Barclays Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on September 28, 2012, the inception date for the Retail Class shares of the Performance Trust Municipal Bond Fund (the “Fund”).

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all Fund distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTAMfunds.com.

Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding Rule 12b-1 plan fees, acquired fund fees and expenses, interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 0.55% of the average daily net assets of the Fund. This agreement is effective until 12/29/18. Net Expense Ratio: 0.80%.  Gross Expense Ratio: 0.91%.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX, PTRMX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 28, 2018

*	For additional details on allocation of portfolio holdings by state, please see the Schedule of Investments.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2018 (Unaudited)

Performance Trust		Performance Trust
	Strategic	Municipal
	Bond Fund	Bond Fund
Assets
Investments, at value (cost $1,289,199,859 and
$213,700,810, respectively)	$1,281,987,993	$214,493,317
Cash	227,363	5,956,745
Dividend and interest receivable	8,537,622	2,002,217
Receivable for investments sold	4,546,542	—
Receivable for Fund shares sold	4,017,620	456,092
Other assets	43,587	16,579
Total Assets	1,299,360,727	222,924,950

Liabilities
Payable for investments purchased	10,800,954	2,287,776
Payable for Fund shares redeemed	684,368	32,896
Payable to Adviser	142,638	7,210
Payable to affiliates	179,825	56,456
Payable for distribution fees	351	4,382
Accrued expenses and other liabilities	83,582	13,613
Total Liabilities	11,891,718	2,402,333

Net Assets	$1,287,469,009	$220,522,617

Net Assets Consist Of:
Paid-in capital	$1,311,247,714	$220,078,930
Accumulated undistributed net investment income (loss)	(4,623,644)	127,418
Accumulated undistributed net realized loss on investments	(11,943,195)	(476,238)
Net unrealized appreciation (depreciation) on investments	(7,211,866)	792,507
Net Assets	$1,287,469,009	$220,522,617

Strategic Bond Fund Shares
Net assets	$1,287,469,009
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	57,713,311
Net asset value, redemption and offering price per share(1)	$22.31

Municipal Bond Fund Shares – Institutional Class
Net assets		$197,666,934
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)		8,338,984
Net asset value, redemption and offering price per share(1)		$23.70

Municipal Bond Fund Shares – Retail Class
Net assets		$22,855,683
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)		963,448
Net asset value, redemption and offering price per share(1)		$23.72

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within sixty days of purchase.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

COLLATERALIZED LOAN
OBLIGATIONS – 0.62%

Ares XXVII CLO Ltd.
2013-2A, 4.160% (3 Month LIBOR USD + 2.400%), 07/28/2029 (a)

	$1,750,000	$1,771,768

BlueMountain CLO Ltd.
2015-1A, 5.472% (3 Month LIBOR USD + 3.750%), 04/13/2027 (a)

	2,000,000	2,037,968
2012-2A, 4.485% (3 Month LIBOR USD + 2.600%), 11/20/2028 (a)

	1,000,000	1,010,999

Tyron Park CLO Ltd.
2013-1A, 4.322% (3 Month LIBOR USD + 2.600%), 07/15/2025 (a)

	1,800,000	1,813,381
2013-1A, 5.222% (3 Month LIBOR USD + 3.500%), 07/15/2025 (a)

	1,250,000	1,269,814

TOTAL COLLATERALIZED LOAN
OBLIGATIONS (Cost $7,809,917)		7,903,930

CORPORATE BONDS – 3.18%

Administrative and
Support Services – 0.07%

Northwell Healthcare, Inc.
3.391%, 11/01/2027	1,000,000	966,869

Credit Intermediation and
Related Activities – 1.40%

Astoria Financial Corp.
3.500%, 06/08/2020	2,250,000	2,253,738

Enterprise Financial Services Corp.
4.750% (3 Month LIBOR USD + 3.390%), 11/01/2026 (a)

	500,000	507,495

Flagstar Bancorp, Inc.
6.125%, 07/15/2021	2,000,000	2,111,087

Flushing Financial Corp.
5.250% to 12/15/2021 then 3 Month LIBOR USD + 3.440%, 12/15/2026 (a)

	2,000,000	2,045,642

Fulton Financial Corp.
3.600%, 03/16/2022	1,000,000	986,787

Hanmi Financial Corp.
5.450% to 03/30/2022 then 3 Month LIBOR USD + 3.320%, 03/30/2027 (a)

	3,000,000	3,089,055

MB Financial Bank NA
4.000% to 12/01/2022 then 3 Month LIBOR USD + 1.873%, 12/01/2027 (a)

	3,000,000	2,981,439

Preferred Bank
6.000% to 06/15/2021 then 3 Month LIBOR USD + 4.673%, 06/15/2026 (a)

	1,000,000	1,045,000

Towne Bank
4.500% to 07/30/2022 then 3 Month LIBOR USD + 2.550%, 07/30/2027 (a)

	3,000,000	3,047,305

Hospitals – 0.25%

Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	688,846

Catholic Health Initiatives
2.950%, 11/01/2022	2,000,000	1,952,722

Memorial Health Services
3.496%, 05/01/2022	575,000	571,952

Insurance Carriers and
Related Activities – 0.10%

Kingstone Companies, Inc.
5.500%, 12/30/2022	1,250,000	1,261,960

Management of Companies
and Enterprises – 0.67%

Bryn Mawr Bank Corp.
4.250% to 12/15/2022 then 3 Month LIBOR USD + 2.050%, 12/15/2027 (a)

	3,500,000	3,544,235

Cadence BanCorp
4.875%, 06/28/2019	5,000,000	5,057,900

Professional, Scientific, and
Technical Services – 0.69%

Howard Hughes Medical Institute
3.500%, 09/01/2023	8,670,000	8,863,680

TOTAL CORPORATE BONDS
(Cost $40,773,578)		40,975,712

NON-AGENCY RESIDENTIAL
MORTGAGE BACKED SECURITIES – 37.57%

ACE Securities Corp. Home
Equity Loan Trust
2006-ASP4, 1.781% (1 Month LIBOR USD + 0.160%), 08/25/2036 (a)

	537,627	523,801

Adjustable Rate Mortgage Trust
2005-3, 3.680%, 07/25/2035 (b)	1,175,439	1,125,630

Alternative Loan Trust
2006-J3, 5.750%, 05/25/2026	855,963	728,333
2004-27CB, 6.000%, 12/25/2034	478,348	483,221
2004-29CB, 5.375%, 01/25/2035	24,428	24,505
2004-28CB, 6.000%, 01/25/2035	833,829	832,755
2005-6CB, 7.500%, 04/25/2035	419,792	444,795

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Alternative Loan Trust (Cont.)
2005-21CB, 5.250%, 06/25/2035	$3,319,273	$3,153,250
2005-11CB, 5.500%, 06/25/2035	941,054	924,297
2005-11CB, 5.500%, 06/25/2035	943,499	926,698
2005-21CB, 5.500%, 06/25/2035	976,413	937,843
2005-21CB, 6.000%, 06/25/2035	1,633,227	1,632,139
2005-43, 3.839%, 09/25/2035 (b)	691,220	658,625
2005-40CB, 5.500%, 10/25/2035	88,673	81,995
2005-63, 3.402%, 11/25/2035 (b)	2,043,138	1,851,459
2005-52CB, 5.500%, 11/25/2035	216,814	205,341
2005-52CB, 5.500%, 11/25/2035	51,845	49,101
2005-52CB, 5.500%, 11/25/2035	98,662	93,441
2005-54CB, 5.500%, 11/25/2035	1,283,707	1,106,931
2005-J13, 5.500%, 11/25/2035	812,479	752,253
2005-65CB, 0.000%, 12/25/2035 (c)	1,672,400	1,092,326
2005-65CB, 5.500%, 01/25/2036	239,020	222,497
2005-73CB, 5.750%, 01/25/2036	485,897	406,885
2005-86CB, 5.500%, 02/25/2036	261,857	234,721
2005-86CB, 5.500%, 02/25/2036	1,771,328	1,626,222
2006-4CB, 2.321% (1 Month LIBOR USD + 0.700%),

04/25/2036 (a)	621,482	404,854
2006-6CB, 5.500%, 05/25/2036	234,265	217,846
2006-12CB, 5.750% (1 Month LIBOR USD + 5.750%),

05/25/2036 (a)	936,378	771,089
2006-24CB, 5.750%, 06/25/2036	465,089	396,286
2006-16CB, 6.000%, 06/25/2036	265,603	226,216
2006-19CB, 2.021% (1 Month LIBOR USD + 0.400%),

08/25/2036 (a)	1,309,694	970,705
2006-19CB, 6.000%, 08/25/2036	262,440	234,667
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%),

08/25/2036 (a)	1,968,737	1,760,392
2006-32CB, 5.500%, 11/25/2036	306,233	262,306
2006-31CB, 6.000%, 11/25/2036	44,107	38,935
2006-32CB, 6.000%, 11/25/2036	1,541,659	1,369,165
2006-41CB, 6.000%, 01/25/2037	967,274	835,546
2007-4CB, 5.750%, 04/25/2037	2,921,598	2,748,431
2007-8CB, 6.000%, 05/25/2037	951,415	834,826
2007-19, 6.000%, 08/25/2037	1,377,874	1,135,739
2008-2R, 6.000%, 08/25/2037 (b)	10,894,195	8,793,329

American Home Mortgage
Investment Trust
2006-2, 6.250%, 06/25/2036 (d)	2,922,365	1,207,197

Banc of America Alternative
Loan Trust
2005-2, 5.500%, 03/25/2035	859,476	856,451
2005-5, 5.500%, 06/25/2035	312,623	297,995
2005-5, 6.000%, 06/25/2035	1,550,872	1,526,276
2005-11, 5.750%, 12/25/2035	205,927	189,246
2005-12, 5.750%, 01/25/2036	736,639	669,100
2006-1, 6.500%, 02/25/2036	4,061,295	3,946,408
2006-3, 6.000%, 04/25/2036	6,789,773	6,754,445
2006-3, 6.000%, 04/25/2036	495,564	499,710
2006-9, 2.021% (1 Month LIBOR USD + 0.400%),

01/25/2037 (a)	2,086,217	1,727,739
2006-9, 6.000%, 01/25/2037	462,100	418,026
2007-1, 6.128%, 04/25/2037 (b)	623,578	597,746
2006-4, 6.500%, 05/25/2046	2,505,934	2,591,999
2006-5, 6.000%, 06/25/2046	598,412	556,281

Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	483,242	498,384
2004-1, 6.000%, 02/25/2034	1,632,508	1,786,283
2004-1, 6.000%, 03/25/2034	9,150,765	10,026,038
2007-4, 5.500%, 11/25/2034	1,321,129	1,354,062
2005-3, 5.500%, 06/25/2035	168,496	177,159
2005-4, 5.500%, 08/25/2035	102,514	106,752
2005-5, 5.500%, 09/25/2035	570,284	589,346
2005-5, 5.500%, 09/25/2035	1,288,067	1,364,660
2005-7, 5.750%, 11/25/2035	79,980	81,691
2005-7, 6.000%, 11/25/2035	397,840	404,558
2006-B, 3.639%, 03/20/2036 (b)	1,550,334	1,488,059
2006-5, 5.750%, 09/25/2036	1,074,930	1,044,321
2006-7, 6.000%, 09/25/2036	1,873,275	1,800,834
2007-1, 6.189%, 01/25/2037 (d)	1,601,506	1,487,427
2007-2, 1.681% (1 Month LIBOR USD + 0.060%),

03/25/2037 (a)	1,080,995	901,125
2007-3, 2.051% (1 Month LIBOR USD + 0.430%),

04/25/2037 (a)	2,140,388	1,811,448
2007-5, 5.500%, 07/25/2037	2,912,989	2,573,915
2006-J, 3.906%, 01/20/2047 (b)	384,145	370,541

Banc of America Mortgage Trust
2005-A, 3.697%, 02/25/2035 (b)	1,566,206	1,562,068

BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (b)	487,661	467,743

Bear Stearns ALT-A Trust
2006-6, 3.545%, 11/25/2036 (b)	815,629	747,796

Bear Stearns ARM Trust
2004-12, 3.713%, 02/25/2035 (b)	463,990	444,722

Bear Stearns Asset Backed
Securities I Trust
2004-AC5, 5.750%, 10/25/2034 (d)	411,201	409,538
2005-AC5, 2.621% (1 Month LIBOR USD + 1.000%),

08/25/2035 (a)	1,030,384	873,827

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Bear Stearns Asset Backed
Securities I Trust (Cont.)
2006-AC4, 1.871% (1 Month LIBOR USD + 0.250%),

07/25/2036 (a)	$7,908,774	$7,381,229
2006-AC4, 26.561% (1 Month LIBOR USD + 33.580%),

07/25/2036 (a)	1,825,341	2,667,870
2007-AC2, 6.000%, 03/25/2037 (d)	744,642	639,695

Carrington Mortgage Loan Trust
2006-NC3, 1.721% (1 Month LIBOR USD + 0.100%),

08/25/2036 (a)	33,609	33,653

Chase Mortgage Finance Trust
2005-A1, 3.470%, 12/25/2035 (b)	2,220,460	2,202,102
2006-S4, 6.000%, 12/25/2036	1,034,077	884,172
2006-S4, 6.000%, 12/25/2036	1,302,852	1,105,234
2007-S3, 6.000%, 05/25/2037	2,507,439	2,051,893

Chaseflex Trust
2005-1, 5.500%, 02/25/2035	874,707	877,362

CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	56,316	54,287
2003-37, 3.561%, 09/25/2033 (b)	1,495,403	1,501,775
2003-44, 5.000%, 10/25/2033	742,000	762,255
2004-4, 5.500%, 05/25/2034	794,547	798,911
2004-J9, 5.500%, 01/25/2035	920,354	933,153
2004-HYB5, 3.827%, 04/20/2035 (b)
	1,454,079	1,459,947
2005-HYB2, 3.578%, 05/20/2035 (b)
	2,662,238	2,680,982
2005-J3, 5.500%, 09/25/2035	295,611	289,672
2005-27, 5.500%, 12/25/2035	515,111	446,814
2005-30, 5.500%, 01/25/2036	104,505	99,877
2005-HY10, 3.382%, 02/20/2036 (b)	185,790	162,442
2005-HY10, 3.744%, 02/20/2036 (b)	758,009	720,284
2006-J1, 6.000%, 02/25/2036	45,365	36,081
2006-6, 6.000%, 04/25/2036	1,245,155	1,099,994
2006-J4, 6.250%, 09/25/2036	191,288	157,455
2006-16, 6.500%, 11/25/2036	1,070,931	890,214
2006-18, 6.000%, 12/25/2036	239,443	216,548
2006-21, 6.000%, 02/25/2037	1,365,923	1,237,728
2007-5, 5.500%, 05/25/2037	1,794,159	1,604,224
2007-5, 5.750%, 05/25/2037	1,254,379	1,137,419
2007-5, 5.750%, 05/25/2037	11,522,528	10,448,151
2007-J2, 6.000%, 07/25/2037	314,557	236,740
2007-HY6, 3.459%, 11/25/2037 (b)	853,822	753,945
2007-HY5, 3.804%, 09/25/2047 (b)	892,001	869,931

Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	126,587	120,917
2007-4, 5.500%, 05/25/2022	219,303	221,833
2006-1, 6.000%, 02/25/2036	323,540	325,680
2006-3, 5.750%, 06/25/2036	510,518	504,342
2006-3, 6.250%, 06/25/2036	1,705,007	1,725,098
2007-3, 5.500%, 04/25/2037	338,675	339,054

Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033	123,902	134,847
2006-WF1, 5.330%, 11/25/2034 (d)	2,742,380	2,763,466
2005-1, 3.259%, 04/25/2035 (b)	1,180,389	1,157,266
2005-2, 3.259%, 05/25/2035 (b)	1,529,200	1,546,949
2005-12, 2.361% (1 Month LIBOR USD + 0.800%),

08/25/2035 (a)	853,805	805,740
2005-7, 3.338%, 09/25/2035 (b)	1,518,298	1,402,759
2005-WF1, 4.972%, 03/25/2036 (d)	666,165	487,377
2006-AR7, 3.633%, 11/25/2036 (b)	4,228,698	4,025,439
2007-6, 2.996%, 10/25/2046 (b)	727,583	654,646

CitiMortgage Alternative Loan Trust
2006-A1, 5.250%, 03/25/2021	60,143	60,469
2007-A4, 5.500%, 04/25/2022	52,919	53,435
2006-A2, 2.221% (1 Month LIBOR USD + 0.600%),

05/25/2036 (a)	971,001	801,328
2006-A4, 6.000%, 09/25/2036	2,154,713	2,088,382
2007-A1, 6.000%, 01/25/2037	2,395,504	2,255,983
2007-A1, 6.000%, 01/25/2037	1,180,033	1,111,304

Credit Suisse First Boston
Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	3,046,554	2,563,688

Credit Suisse First Boston Mortgage-
Backed Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	786,298	758,066
2005-3, 5.500%, 07/25/2035	863,382	866,686
2005-10, 5.500%, 11/25/2035	3,284,620	3,225,401
2005-10, 6.000%, 11/25/2035	463,822	274,296

Credit Suisse Mortgage-
Backed Trust
2004-7, 5.250%, 10/25/2019	15,226	15,393
2006-2, 6.000%, 03/25/2036	2,450,748	1,842,412

CSMC Mortgage-Backed Trust
2007-5, 5.000%, 10/25/2024	41,222	41,893
2007-5, 6.000%, 10/25/2024	1,168,227	1,084,541
2006-1, 5.500%, 02/25/2036	344,045	341,663
2006-1, 5.500%, 02/25/2036	97,644	96,667
2011-13R, 3.467%, 02/27/2036 (b)	5,449,443	4,645,671
2006-2, 5.750%, 03/25/2036	1,382,608	1,308,114
2006-4, 6.000%, 05/25/2036	492,536	436,428
2006-4, 7.000%, 05/25/2036	591,122	275,842
2006-7, 6.000%, 08/25/2036	1,066,356	1,054,254
2007-2, 5.750%, 03/25/2037	313,610	276,024
2007-3, 5.500%, 04/25/2037	1,382,436	1,372,551
2007-3, 5.500%, 04/25/2037	931,461	924,801

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

CSMC Mortgage-Backed Trust (Cont.)

CSMC Trust
2006-CF1, 5.000%, 11/25/2035 (d)
	$2,565,000	$2,443,398

Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust
2005-3, 2.121% (1 Month LIBOR USD + 0.500%),

05/25/2035 (a)	2,817,184	2,485,854
2005-6, 5.500%, 12/25/2035	2,695,097	2,495,328

Deutsche Alt-B Securities
Mortgage Loan Trust
2006-AB4, 1.721% (1 Month LIBOR USD + 0.100%),

10/25/2036 (a)	1,082,520	846,697

Equity One Mortgage
Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (b)	2,359,417	2,368,670
2003-3, 4.868%, 12/25/2033 (b)	1,312,633	1,269,677

First Horizon Alternative
Mortgage Securities Trust
2005-FA10, 5.250%, 12/25/2020	75,285	73,120
2005-FA11, 5.250%, 02/25/2021	59,963	60,078
2006-FA6, 5.750%, 11/25/2021	34,315	33,550
2004-AA6, 3.125%, 01/25/2035 (b)	627,360	620,219
2005-FA8, 5.500%, 11/25/2035	521,195	466,432
2006-FA1, 5.750%, 04/25/2036	2,938,446	2,428,953
2006-FA1, 6.000%, 04/25/2036	788,809	664,388
2006-FA2, 6.000%, 05/25/2036	1,660,784	1,320,795
2006-FA2, 6.000%, 05/25/2036	3,057,601	2,431,660
2006-FA5, 6.250%, 08/25/2036	4,491,363	3,636,529
2006-FA6, 6.000%, 11/25/2036	1,700,759	1,221,556
2006-FA6, 6.250%, 11/25/2036	1,000,269	807,768
2006-FA6, 6.250%, 11/25/2036	2,155,817	1,592,799
2007-FA4, 6.250%, 08/25/2037 (b)	696,375	569,933

First Horizon Mortgage
Pass-Through Trust
2006-2, 6.000%, 08/25/2036	1,701,910	1,537,092
2006-AR4, 3.659%, 01/25/2037 (b)	1,171,698	1,078,470
2007-AR1, 3.605%, 05/25/2037 (b)	887,861	753,300
2007-AR2, 3.438%, 08/25/2037 (b)	9,302,934	8,060,436

GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	85,313	85,057
2005-AR6, 3.716%, 11/19/2035 (b)	799,865	779,733

GSAA Home Equity Trust
2005-12, 5.069%, 09/25/2035 (b)	44,363	37,067
2006-6, 6.121%, 03/25/2036 (d)	88,754	46,394
2006-15, 6.192%, 09/25/2036 (d)	2,421,036	1,282,490
2006-18, 5.682%, 11/25/2036 (d)	2,309,617	1,216,062
2007-7, 1.801% (1 Month LIBOR USD + 0.180%),

07/25/2037 (a)	3,539,679	3,406,020

GSAA Trust
2005-1, 5.760%, 11/25/2034 (d)	2,000,000	2,028,345

GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	153,423	158,787
2004-15F, 6.000%, 12/25/2034	3,683,647	3,954,162
2005-1F, 6.000%, 01/25/2035	37,904	38,174
2005-AR4, 3.563%, 07/25/2035 (b)	845,428	789,353
2005-6F, 5.250%, 07/25/2035	406,840	428,574
2005-7F, 6.000%, 09/25/2035	61,015	64,927
2005-AR5, 3.544%, 10/25/2035 (b)	1,010,308	1,018,303
2005-AR7, 3.634%, 11/25/2035 (b)	598,448	604,681
2006-2F, 5.750%, 02/25/2036	1,094,762	1,060,227

HarborView Mortgage Loan Trust
2006-6, 3.799%, 08/19/2036 (b)	1,138,752	1,071,115

Homebanc Mortgage Trust
2006-1, 3.066%, 04/25/2037 (b)	758,571	711,009

Impac CMB Trust
2005-5, 2.121% (1 Month LIBOR USD + 0.500%),

08/25/2035 (a)	1,324,268	1,233,559

Impac Secured Assets
CMN Owner Trust
2004-2, 4.267%, 08/25/2034 (d)	1,057,911	1,060,439

IndyMac IMSC Mortgage Loan Trust
2007-AR1, 3.461%, 06/25/2037 (b)	705,428	623,262

IndyMac INDA Mortgage Loan Trust
2007-AR1, 3.665%, 03/25/2037 (b)	618,959	602,739

IndyMac INDX Mortgage Loan Trust
2005-AR3, 3.598%, 04/25/2035 (b)	1,842,037	1,833,102
2005-AR23, 3.320%, 11/25/2035 (b)	2,165,226	1,897,227
2005-AR35, 3.375%, 02/25/2036 (b)	1,841,988	1,581,453
2006-AR3, 3.420%, 03/25/2036 (b)	7,176,412	6,495,212
2006-AR25, 3.366%, 09/25/2036 (b)	3,463,382	3,261,654
2006-AR25, 3.643%, 09/25/2036 (b)	3,525,214	3,056,424

Jefferies Resecuritization Trust
2009-R1, 3.634%, 11/26/2035 (b)	2,155,392	2,167,294

JP Morgan Alternative Loan Trust
2005-S1, 5.500%, 12/25/2035	193,719	191,121
2005-S1, 5.500%, 12/25/2035	145,839	143,883
2006-S2, 6.050%, 05/25/2036 (d)	14,096	14,197
2006-A5, 3.151%, 10/25/2036 (b)	2,987,346	3,139,240
2008-R4, 6.000%, 12/27/2036	3,890,886	3,300,786

JP Morgan Mortgage Trust
2004-A6, 3.452%, 12/25/2034 (b)	408,874	390,144
2005-S3, 5.750%, 01/25/2036	79,976	68,306

JP Morgan Resecuritization Trust
2009-7, 5.394%, 07/27/2037 (b)	950,873	963,124

Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	2,652,117	2,446,085
2005-2, 5.750%, 12/25/2035	1,137,126	1,042,151

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Lehman Mortgage Trust (Cont.)
2005-3, 2.121% (1 Month LIBOR USD + 0.500%),

01/25/2036 (a)	$1,616,766	$1,163,857
2005-3, 3.129% (1 Month LIBOR USD + 4.750%),

01/25/2036 (a)	1,616,766	167,601
2005-3, 5.500%, 01/25/2036	406,470	367,864
2006-1, 5.500%, 02/25/2036	695,180	608,984
2006-2, 5.804%, 04/25/2036 (b)	64,098	59,166
2007-4, 5.750%, 05/25/2037	3,759,496	3,242,955
2007-4, 5.750%, 05/25/2037	1,720,593	1,484,190
2007-5, 6.000%, 06/25/2037	8,855,395	5,753,179
2007-5, 6.000%, 06/25/2037	3,242,190	2,106,388

Lehman XS Trust
2005-6, 5.420%, 11/25/2035 (d)	1,929,090	1,932,045

MASTR Adjustable Rate
Mortgages Trust
2004-4, 3.266%, 05/25/2034 (b)	154,846	147,892
2005-1, 3.489%, 02/25/2035 (b)	185,277	184,575

MASTR Alternative Loan Trust
2003-5, 5.889%, 08/25/2033 (b)	1,546,537	1,547,979
2003-7, 6.250%, 11/25/2033	573,259	592,380
2004-6, 5.500%, 07/25/2034	738,991	760,826
2004-6, 6.000%, 07/25/2034	451,226	467,223
2004-11, 6.500%, 10/25/2034	1,635,999	1,778,505
2005-6, 5.500%, 12/25/2035	756,068	731,754
2006-3, 6.500%, 07/25/2036	1,449,629	982,139

MASTR Asset Securitization Trust
2002-NC1, 4.771% (1 Month LIBOR USD + 3.150%),

10/25/2032 (a)	357,757	357,859
2006-1, 2.071% (1 Month LIBOR USD + 0.450%),

05/25/2036 (a)	1,061,720	598,741

Merrill Lynch Mortgage Investors
Trust MLMI
2005-A5, 3.188%, 06/25/2035 (b)	1,186,309	1,185,674
2005-A7, 3.703%, 09/25/2035 (b)	12,617,853	12,189,392

Morgan Stanley Mortgage
Loan Trust
2005-7, 5.500%, 11/25/2035	498,907	494,447
2006-2, 6.500%, 02/25/2036	215,291	176,375
2006-11, 6.000%, 08/25/2036	2,622,443	2,468,713
2006-11, 6.000%, 08/25/2036	1,986,073	1,642,178
2007-8XS, 6.000%, 04/25/2037 (b)	1,808,765	1,132,903
2007-3XS, 5.763%, 01/25/2047 (d)	8,730,049	4,494,272

Nomura Asset Acceptance Corp.
Alternative Loan Trust
2005-WF1, 5.159%, 03/25/2035 (d)	482,517	500,044
2007-1, 5.669%, 03/25/2047 (d)	1,702,094	1,548,999

Nomura Asset Acceptance Corp.
Alternative Loan Trust (Cont.)
2007-1, 5.995%, 03/25/2047 (d)	1,717,359	1,562,508

Opteum Mortgage Acceptance
Corp. Asset Backed
Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (b)	883,485	904,263

Ownit Mortgage Loan Trust
2005-1, 2.716% (1 Month LIBOR USD + 1.100%),

09/25/2035 (a)	4,729,575	4,705,356
2006-2, 5.633%, 01/25/2037 (d)	1,234,124	1,234,164

Popular ABS Mortgage
Pass-Through Trust
2004-4, 4.443%, 09/25/2034 (d)	1,556,068	1,487,319

RAAC Trust
2005-SP1, 6.000%, 09/25/2034	7,781	7,805

RALI Trust
2005-QS3, 5.000%, 03/25/2020	374,789	374,218
2007-QS4, 5.500%, 04/25/2022	10,821	10,918
2004-QS7, 0.000%, 05/25/2034 (c)	1,316,477	1,151,325
2004-QA4, 4.525%, 09/25/2034 (b)	341,579	312,291
2005-QS2, 5.500%, 02/25/2035	1,541,789	1,529,279
2006-QA1, 5.249%, 01/25/2036 (b)	1,075,962	973,164
2006-QS1, 5.750%, 01/25/2036	478,768	464,458
2006-QS6, 6.000%, 06/25/2036	929,009	857,441
2006-QS9, 2.321% (1 Month LIBOR USD + 0.700%),

07/25/2036 (a)	3,354,394	2,591,150
2006-QS13, 6.000%, 09/25/2036	5,161,646	4,655,597
2006-QS17, 1.971% (1 Month LIBOR USD + 0.350%),

12/25/2036 (a)	2,161,205	1,722,387
2006-QS17, 6.000%, 12/25/2036	857,235	794,027
2007-QS1, 2.171% (1 Month LIBOR USD + 0.550%),

01/25/2037 (a)	2,176,107	1,670,720
2007-QS1, 5.750%, 01/25/2037	307,094	276,592
2007-QS1, 6.000%, 01/25/2037	2,682,582	2,446,952
2007-QS6, 6.000%, 04/25/2037	6,539,125	6,244,665
2007-QS9, 6.500%, 07/25/2037	6,757,418	6,219,838
2007-QS10, 6.500%, 09/25/2037	652,889	580,633

RAMP Trust
2003-RS4, 4.018%, 03/25/2033 (b)	74,120	74,472
2006-RS6, 1.801% (1 Month LIBOR USD + 0.180%),

011/25/2036 (a)	1,397,405	1,365,872

RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036	8,328,715	6,965,122

Renaissance Home
Equity Loan Trust
2005-1, 5.016%, 05/25/2035 (d)	862,608	885,462

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Resecuritization
Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	$5,291,340	$5,343,156

Residential Asset
Securitization Trust
2004-R2, 5.500%, 08/25/2034	3,547,660	3,614,201
2005-A5, 5.500%, 05/25/2035	1,999,572	1,956,015
2005-A8, 5.375%, 07/25/2035	1,651,614	1,499,085
2005-A11, 5.500%, 10/25/2035	235,415	228,806
2005-A11, 6.000%, 10/25/2035	546,531	443,652
2006-A10, 2.271% (1 Month LIBOR USD + 0.650%),

09/25/2036 (a)	14,013,717	6,059,817
2006-A10, 4.229% (1 Month LIBOR USD + 5.850%),

09/25/2036 (a)(e)	14,013,717	2,987,779
2006-A15, 2.221% (1 Month LIBOR USD + 0.600%),

01/25/2037 (a)	21,834,624	11,243,060
2006-A15, 4.029% (1 Month LIBOR USD + 5.650%),

01/25/2037 (a)(e)	21,834,624	4,099,748

RFMSI Trust
2006-S10, 5.500%, 10/25/2021	54,824	54,853
2005-SA4, 3.874%, 09/25/2035 (b)	3,735,616	3,473,327
2005-SA4, 3.876%, 09/25/2035 (b)	3,065,916	3,026,184
2005-S8, 5.500%, 11/25/2035	5,869,442	5,770,967
2006-S5, 6.000%, 06/25/2036	212,905	212,103
2006-S5, 6.000%, 06/25/2036	1,059,864	1,055,869
2006-S5, 6.000%, 06/25/2036	552,018	545,707
2006-S6, 6.000%, 07/25/2036	1,516,692	1,489,881
2006-S6, 6.000%, 07/25/2036	202,544	198,964
2006-S7, 6.250%, 08/25/2036	2,903,672	2,827,460

Specialty Underwriting &
Residential Finance Trust
2006-BC2, 3.868%, 02/25/2037 (d)	1,089,461	620,560

STARM Mortgage Loan Trust
2007-S1, 3.768%, 01/25/2037 (b)	1,220,983	1,160,824
2007-2, 3.656%, 04/25/2037 (b)	1,501,337	1,218,047

Structured Adjustable Rate
Mortgage Loan Trust
2005-21, 3.450%, 11/25/2035 (b)	937,081	874,559
2005-21, 3.611%, 11/25/2035 (b)	4,787,623	4,103,578
2006-1, 3.576%, 02/25/2036 (b)	2,234,230	2,228,222
2006-1, 3.587%, 02/25/2036 (b)	707,128	669,769
2006-4, 3.583%, 05/25/2036 (b)	1,395,440	1,292,896
2006-12, 3.697%, 01/25/2037 (b)	1,356,348	1,224,631
2007-9, 3.466% (6 Month LIBOR USD + 1.500%),

10/25/2037 (a)	1,708,503	1,521,866

Structured Asset Investment
Loan Trust
2006-4, 1.751% (1 Month LIBOR USD + 0.130%),

07/25/2036 (a)	2,156,835	1,748,407

Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
2004-18H, 4.750%, 10/25/2034	871,962	897,220

Structured Asset Securities Corp. Trust
2005-17, 5.500%, 10/25/2035	641,315	666,956

Suntrust Alternative Loan Trust
2005-1F, 6.000%, 12/25/2035	5,818,187	5,784,234

TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	222,982	186,049

Thornburg Mortgage Securities Trust
2004-1, 2.846%, 03/25/2044 (b)	76,827	76,149

WaMu Mortgage
Pass-Through Certificates
2004-S2, 6.000%, 06/25/2034	147,203	155,206
2007-HY7, 3.298%, 07/25/2037 (b)	581,887	494,077

Washington Mutual Mortgage
Pass-Through Certificates
2005-6, 6.500%, 08/25/2035	741,048	708,838
2005-9, 5.500%, 11/25/2035	945,980	917,944
2007-HY2, 3.408%, 04/25/2037 (b)	2,299,358	1,755,528

Wells Fargo Alternative Loan Trust
2007-PA1, 6.000%, 03/25/2037	1,955,380	1,858,929

Wells Fargo Mortgage Backed
Securities Trust
2005-AR5, 3.693%, 04/25/2035 (b)	1,119,087	1,125,799
2005-AR4, 3.727%, 04/25/2035 (b)	822,929	831,406
2005-7, 5.250%, 09/25/2035	641,019	646,083
2005-9, 5.250%, 10/25/2035	248,521	249,802
2005-9, 5.500%, 10/25/2035	1,174,895	1,202,781
2005-12, 5.500%, 11/25/2035	1,108,993	1,131,644
2006-4, 2.321% (1 Month LIBOR USD + 0.700%),

04/25/2036 (a)	507,795	490,855
2006-4, 5.750%, 04/25/2036	661,528	661,897
2006-11, 6.000%, 09/25/2036	616,088	595,147
2006-AR18, 3.686%, 11/25/2036 (b)	350,071	344,804
2007-AR3, 3.570%, 04/25/2037 (b)	2,897,284	2,823,252
2007-10, 6.000%, 07/25/2037	2,565,743	2,567,424
2007-10, 6.000%, 07/25/2037	942,670	943,288
2007-12, 5.500%, 09/25/2037	833,031	835,581
2007-13, 6.000%, 09/25/2037	739,592	745,875

TOTAL NON-AGENCY RESIDENTIAL
MORTGAGE BACKED SECURITIES
(Cost $485,120,678)		483,749,498

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

NON-AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES – 14.13%

BANK
2017-BNK8, 0.754%, 11/15/2050 (b)(e)
	$37,735,843	$2,207,690
2017-BNK8, 3.931%, 11/15/2050	3,000,000	3,019,849
2017-BNK9, 0.826%, 11/15/2054 (b)(e)
	19,583,275	1,210,059
2017-BNK5, 1.102%, 06/15/2060 (b)(e)
	39,814,647	2,817,285
2017-BNK7, 0.825%, 09/15/2060 (b)(e)
	20,709,692	1,181,353

BENCHMARK Mortgage Trust
2018-B2, 0.434%, 02/15/2051 (b)(e)
	125,500,000	4,008,294

CCUBS Commercial Mortgage Trust
2017-C1, 0.291%, 11/15/2050 (e)	40,062,667	1,084,552
2017-C1, 1.022%, 11/15/2050 (e)	13,849,837	968,889
2017-C1, 4.159%, 11/15/2050 (b)	1,500,000	1,510,649

CD Mortgage Trust
2017-CD3, 0.579%, 02/10/2050 (b)(e)
	61,857,000	2,949,732
2017-CD5, 0.139%, 08/15/2050 (b)(e)
	71,700,000	896,257
2017-CD5, 0.918%, 08/15/2050 (b)(e)
	29,872,844	1,847,220
2017-CD5, 3.956%, 08/15/2050 (b)
	3,000,000	3,014,097
2017-CD6, 0.984%, 11/13/2050 (b)(e)
	18,467,851	1,204,242

CGMS Commercial Mortgage Trust
2017-B1, 0.215%, 08/15/2050 (b)(e)
	38,016,000	728,934
2017-B1, 0.860%, 08/15/2050 (b)(e)
	31,297,091	1,876,017

Citigroup Commercial
Mortgage Trust
2013-GC11, 4.383%, 04/10/2046 (b)
	4,710,000	4,349,468
2013-GC17, 5.103%, 11/10/2046 (b)
	5,000,000	5,256,880
2016-C2, 1.788%, 08/10/2049 (b)(e)
	14,690,132	1,671,656
2016-C3, 1.204%, 11/15/2049 (b)(e)
	29,970,360	2,105,229
2016-P6, 0.829%, 12/10/2049 (b)(e)
	36,358,758	1,669,700
2017-P7, 0.531%, 04/14/2050 (b)(e)
	45,124,000	2,151,756
2017-P7, 1.135%, 04/14/2050 (b)(e)
	23,297,102	1,815,357
2017-C4, 0.303%, 10/12/2050 (b)(e)
	42,746,500	1,081,486
2017-C4, 1.125%, 10/12/2050 (b)(e)
	21,634,613	1,668,948
2017-C4, 4.096%, 10/12/2050 (b)
	3,000,000	3,014,890

COMM Mortgage Trust
2014-CR16, 4.582%, 04/10/2047	4,664,000	4,817,803
2014-CR18, 4.456%, 07/15/2047 (b)
	4,024,000	4,108,754
2013-CR11, 1.122%, 08/10/2050 (b)(e)
	58,403,441	2,471,593

CSAIL Commercial
Mortgage Trust
2015-C3, 0.852%, 08/15/2048 (b)(e)
	68,120,039	2,831,096
2015-C1, 0.500%, 04/15/2050 (b)(e)
	62,192,000	1,788,511
2015-C1, 4.044%, 04/15/2050 (b)
	2,490,000	2,508,815
2017-C8, 0.379%, 06/15/2050 (b)(e)
	74,773,000	2,269,032

DBJPM Mortgage Trust 2017-C6, 0.253%, 06/10/2050 (b)(e)

	97,787,000	2,439,619
2017-C6, 1.042%, 06/10/2050 (b)(e)
	36,091,242	2,486,124

GS Mortgage Securities Trust
2017-FARM, 3.541%, 01/10/2043 (b)
	5,457,000	5,206,142
2013-GC14, 4.763%, 08/10/2046 (b)
	2,500,000	2,401,128

GS Mortgage Securities
Trust Corp. II
2017-GS8, 0.385%, 11/10/2050 (b)(e)
	44,642,000	1,544,328
2015-GC30, 4.013%, 05/10/2050 (b)
	2,325,000	2,322,009

JP Morgan Chase Commercial
Mortgage Securities Trust
2015-JP1, 4.742%, 01/15/2049 (b)	3,000,000	3,107,218
2007-CB20, 0.000%, 02/12/2051 (b)(e)
	16,951,797	169

JPMBB Commercial Mortgage
Securities Trust
2013-C12, 4.091%, 07/15/2045 (b)	3,000,000	2,715,030
2015-C32, 0.500%, 11/15/2048 (b)(e)
	23,066,000	724,060

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

JPMCC Commercial Mortgage
Securities Trust
2017-JP5, 1.111%, 03/15/2050 (b)(e)
	$19,748,104	$1,320,427
2017-JP6, 0.703%, 07/15/2050 (b)(e)
	68,830,000	3,669,472

JPMDB Commercial Mortgage
Securities Trust
2017-C7, 0.917%, 10/15/2050 (b)(e)
	24,956,180	1,626,509

LCCM Mortgage Trust
2017-LC26, 1.532%, 07/12/2050 (b)(e)
	36,784,735	3,645,320

Morgan Stanley Bank of
America Merrill Lynch Trust
2016-C31, 0.648%, 11/15/2049 (b)(e)
	42,199,000	2,105,827
2016-C31, 1.319%, 11/15/2049 (b)(e)
	21,212,500	2,019,561
2017-C34, 0.169%, 11/15/2052 (b)(e)
	85,921,500	1,430,413
2017-C34, 0.833%, 11/15/2052 (b)(e)
	22,354,778	1,340,057
2017-C34, 4.111%, 11/15/2052 (b)
	1,314,000	1,309,180

Morgan Stanley Capital I Trust
2016-BNK2, 0.550%, 11/15/2049 (b)(e)
	42,650,000	1,830,009
2017-H1, 1.458%, 06/15/2050 (b)(e)
	16,565,150	1,523,419

SG Commercial Mortgage
Securities Trust
2016-C5, 0.912%, 10/10/2048 (b)(e)
	17,959,500	1,220,714

UBS Commercial Mortgage Trust
2012-C1, 5.544%, 05/10/2045 (b)	2,000,000	1,981,383
2017-C1, 0.898%, 06/15/2050 (b)(e)
	13,000,000	955,278
2017-C1, 1.610%, 06/15/2050 (b)(e)
	8,745,955	941,375
2017-C3, 0.373%, 08/15/2050 (b)(e)
	67,762,500	2,487,609
2017-C3, 1.142%, 08/15/2050 (b)(e)
	24,898,891	1,899,982
2017-C2, 1.159%, 08/15/2050 (b)(e)
	30,967,130	2,426,076
2017-C4, 0.402%, 10/15/2050 (b)(e)
	70,939,500	2,727,957
2017-C6, 0.367%, 12/15/2050 (b)(e)
	63,420,500	2,434,193
2017-C6, 1.047%, 12/15/2050 (b)(e)
	18,879,927	1,420,701

UBS Commercial Mortgage Trust
2017-C7, 0.367%, 12/16/2050 (b)(e)
	170,396,000	5,493,533
2018-C8, 0.895%, 702/15/2051 (b)(e)
	43,617,000	2,983,403
2018-C8, 3.983%, 02/15/2051	4,545,000	4,681,046

UBS-Barclays Commercial
Mortgage Trust
2012-C2, 1.341%, 05/10/2063 (b)(e)
	25,763,360	1,218,795

Wells Fargo Commercial
Mortgage Trust
2015-NXS1, 3.658%, 05/15/2048 (b)
	1,320,000	1,298,468
2016-LC24, 1.012%, 10/15/2049 (b)(e)
	11,717,835	871,742
2017-RB1, 0.719%, 03/15/2050 (b)(e)
	38,474,561	2,278,737
2017-C39, 1.146%, 09/15/2050 (b)(e)
	23,217,226	1,869,335
2017-C40, 0.999%, 10/15/2050 (b)(e)
	22,667,162	1,539,823
2017-C41, 1.239%, 11/15/2050 (b)(e)
	43,138,068	3,898,741
2017-C41, 4.188%, 11/15/2050 (b)
	5,000,000	5,035,180
2017-C42, 0.329%, 12/15/2050 (b)(e)
	116,750,000	3,606,489

WFRBS Commercial
Mortgage Trust
2012-C8, 4.893%, 08/15/2045 (b)	2,500,000	2,388,181
2012-C9, 4.793%, 11/15/2045 (b)	3,936,000	3,742,338
2014-C22, 3.765%, 09/15/2057 (b)	1,786,000	1,699,405

TOTAL NON-AGENCY
COMMERCIAL MORTGAGE BACKED
SECURITIES (Cost $186,675,945)		181,972,598

AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES – 2.87%

Freddie Mac Multifamily Structured
Pass Through Certificates
K019, 1.673%, 03/25/2022 (b)(e)	95,674,310	5,333,001
K723, 0.956%, 08/25/2023 (b)(e)	75,714,398	3,263,662
K725, 0.712%, 01/25/2024 (b)(e)	23,797,872	874,298
K726, 0.883%, 04/25/2024 (b)(e)	27,891,649	1,249,903
K727, 0.618%, 07/25/2024 (b)(e)	42,705,250	1,411,524
K728, 0.416%, 08/25/2024 (b)(e)	64,978,041	1,526,217
K729, 0.367%, 10/25/2024 (b)(e)	53,873,674	1,139,256
K061, 0.044%, 11/25/2026 (b)(e)	72,512,000	545,464
K062, 0.170%, 12/25/2026 (b)(e)	79,423,000	1,330,621
K062, 0.309%, 12/25/2026 (b)(e)	94,709,672	2,348,146
K063, 0.293%, 01/25/2027 (b)(e)	103,617,904	2,391,346

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Freddie Mac Multifamily Structured
Pass Through Certificates (Cont.)
K065, 0.547%, 05/25/2027 (b)(e)	$34,315,800	$1,603,323
K066, 0.753%, 06/25/2027 (b)(e)	32,176,096	1,903,020
KW03, 0.847%, 06/25/2027 (b)(e)	16,467,069	971,832
K067, 0.579%, 07/25/2027 (b)(e)	41,021,735	1,924,092
K068, 0.437%, 08/25/2027 (b)(e)	25,766,780	916,893
K069, 0.369%, 09/25/2027 (b)(e)	30,996,209	986,333
K070, 0.327%, 11/25/2027(b)(e)	38,734,801	1,111,573
K073, 0.203%, 01/25/2028 (b)(e)	54,203,000	1,199,160
K073, 0.303%, 01/25/2028 (b)(e)	107,393,000	3,019,086
K072, 0.370%, 12/25/2050 (b)(e)	61,983,975	1,963,987

TOTAL AGENCY COMMERCIAL MORTGAGE
BACKED SECURITIES
(Cost $32,757,032)		37,012,737

MUNICIPAL BONDS – 34.23%

Alaska – 0.11%

Borough of North Slope, AK
5.426%, 06/30/2023	1,260,000	1,368,221

Arizona – 0.38%

City of Phoenix Civic
Improvement Corp.
5.500%, 07/01/2034 (a)(b)	665,000	823,689
5.500%, 07/01/2033 (a)(b)	910,000	1,123,240
5.500%, 07/01/2031	730,000	891,425

Tempe Industrial
Development Authority
4.000%, 10/01/2023	2,000,000	2,008,720
		4,847,074
California – 4.49%

Citrus Community College District
0.000%, 06/01/2033	1,000,000	580,410

City of Industry, CA
4.000%, 01/01/2028	2,860,000	2,862,488

City of Los Angeles, CA
3.000%, 09/01/2026	4,320,000	4,171,910

City of Oakland, CA
3.000%, 01/15/2027	3,100,000	2,963,073

City of Santa Maria, CA Water
& Wastewater Revenue
0.000%, 08/01/2022	650,000	567,177

City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,568,880

City of Union City, CA
0.000%, 07/01/2025	2,105,000	1,501,244

Clovis Unified School District
0.000%, 08/01/2028	3,000,000	2,146,650
0.000%, 08/01/2027	1,175,000	878,759

County of Sonoma, CA
6.000%, 12/01/2029	7,005,000	8,023,457

Monrovia School Facilities
Grant Financing Authority
7.000%, 06/01/2027	2,035,000	2,302,541

M-S-R Energy Authority
7.000%, 11/01/2034	3,500,000	4,915,995

Oakland Alameda County
Coliseum Authority
3.643%, 02/01/2025	3,000,000	3,010,500

Palmdale Elementary
School District
0.000%, 08/01/2029	540,000	358,555

Poway Unified School District
0.000%, 08/01/2034	5,360,000	2,917,555

Rialto Redevelopment Agency
5.000%, 09/01/2037	1,225,000	1,388,685

San Diego Unified School District
0.000%, 07/01/2036	7,895,000	3,952,711

San Jose Redevelopment
Agency Successor Agency
3.226%, 08/01/2027	4,000,000	3,905,720

San Rafael City Elementary
School District
0.000%, 08/01/2029	3,025,000	2,065,712

State of California
2.250%, 10/01/2023	5,000,000	4,815,850
5.250%, 08/01/2032	1,875,000	2,334,244

Yosemite Community
College District
0.000%, 08/01/2034	1,000,000	551,390
		57,783,506
Colorado – 0.37%

Colorado Educational &
Cultural Facilities Authority
3.285%, 03/01/2028	1,000,000	960,900

Colorado Health
Facilities Authority
5.000%, 12/01/2019	775,000	775,434

Denver City & County
School District No. 1
3.069%, 12/01/2025	1,250,000	1,232,875

El Paso County School
District No. 49 Falcon
5.000%, 12/15/2031	1,620,000	1,820,669
		4,789,878

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Connecticut – 0.34%

State of Connecticut
Special Tax Revenue
5.000%, 09/01/2036	$4,000,000	$4,413,000

District of Columbia – 0.79%

Metropolitan Washington Airports
Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	7,000,000	10,119,060

Florida – 0.90%

City of Gainesville, FL
0.000%, 10/01/2028	1,300,000	798,213
0.000%, 10/01/2027	4,610,000	2,977,922

County of Broward, FL
Airport System Revenue
5.000%, 10/01/2047	1,000,000	1,114,280

County of Miami-Dade, FL
0.000%, 10/01/2034	1,075,000	1,344,244

Greater Orlando Aviation Authority
5.000%, 10/01/2042	1,850,000	2,063,009
5.000%, 10/01/2035	2,000,000	2,256,240

Seminole County Industrial
Development Authority
10.000%, 12/28/2021	580,000	667,557
12.500%, 12/28/2021	325,000	363,948
		11,585,413
Georgia – 0.57%

Medical Center Hospital Authority
4.875%, 08/01/2022	7,000,000	7,367,010

Hawaii – 0.12%

State of Hawaii Airports
System Revenue
3.025%, 07/01/2025	400,000	388,436
3.125%, 07/01/2026	645,000	626,005
3.225%, 07/01/2027	600,000	581,298
		1,595,739
Illinois – 2.48%

Boone Mchenry & Dekalb Counties
Community Unit School District 100
0.000%, 12/01/2022	660,000	575,685

Chicago Board of Education
0.000%, 12/01/2022	1,640,000	1,426,472

Chicago O’Hare
International Airport
5.000%, 01/01/2037	1,000,000	1,106,650

City of Chicago, IL
Waterworks Revenue
5.750%, 11/01/2030	2,240,000	2,693,958

DeKalb Kane & LaSalle
Counties Etc. Community College
District No. 523 Kishwaukee
0.000%, 02/01/2025	275,000	201,531
0.000%, 02/01/2023	850,000	709,452

Illinois Finance Authority
3.548%, 08/15/2029	1,500,000	1,475,805
5.000%, 07/01/2035	2,750,000	3,146,248
5.000%, 08/15/2035	1,485,000	1,679,832

Kendall & Kane Counties
Community Unit School
District No. 115
0.000%, 01/01/2022	2,340,000	2,101,999

Metropolitan Pier &
Exposition Authority
0.000%, 06/15/2033	5,000,000	2,454,200

Metropolitan Water Reclamation
District of Greater Chicago
5.000%, 12/01/2041	2,500,000	2,750,650

Regional Transportation Authority
6.000%, 07/01/2033	5,000,000	6,302,750

South Suburban College
Community School District No. 510
0.000%, 12/01/2022	1,000,000	871,840

Southwestern Illinois
Development Authority
7.030%, 04/15/2032	675,000	724,066

State of Illinois
5.750%, 01/01/2037	3,000,000	3,377,670

Will County Elementary
School District No. 122
5.250%, 10/01/2023	265,000	275,263
		31,874,071
Indiana – 1.96%

Indiana Finance Authority
5.000%, 10/01/2041	4,290,000	4,827,623

Indiana Municipal Power Agency
5.000%, 01/01/2036	6,340,000	7,188,292
5.000%, 01/01/2039	2,800,000	3,154,984
5.000%, 01/01/2035	2,945,000	3,345,962
5.000%, 01/01/2042	4,370,000	4,924,028

Northern Indiana Commuter
Transportation District
5.000%, 07/01/2035	1,570,000	1,759,311
		25,200,200
Kentucky – 0.77%

County of Warren, KY
3.921%, 12/01/2031	750,000	716,400
4.397%, 12/01/2038	1,500,000	1,479,600

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Kentucky (Cont.)

Kentucky State Property
& Building Commission
5.000%, 02/01/2032	$1,150,000	$1,281,767

Louisville Regional
Airport Authority
3.483%, 07/01/2023	1,000,000	1,003,060
3.683%, 07/01/2024	5,450,000	5,500,194
		9,981,021
Louisiana – 0.09%

City of New Orleans, LA
8.800%, 12/01/2039	1,000,000	1,112,060

Massachusetts – 0.16%

Commonwealth of Massachusetts
5.000%, 01/01/2042	1,250,000	1,428,237

Massachusetts State College
Building Authority
5.932%, 05/01/2040	550,000	649,627
		2,077,864
Michigan – 1.51%

Comstock Park Public Schools
2.750%, 05/01/2023	1,500,000	1,480,440

Detroit City School District
5.250%, 05/01/2027	1,065,000	1,233,504
7.747%, 05/01/2039	2,170,000	3,049,653

Michigan Finance Authority
2.610%, 11/01/2025	2,180,000	2,021,601
2.710%, 11/01/2026	4,105,000	3,776,559
6.396%, 09/01/2024	1,330,000	1,540,380

Romeo Community School District
5.000%, 05/01/2036	995,000	1,117,415

Ypsilanti School District
2.620%, 05/01/2023	5,500,000	5,249,365
		19,468,917
Minnesota – 0.86%

City of Rochester, MN
5.000%, 11/15/2035	6,000,000	7,413,900
5.000%, 11/15/2033	3,000,000	3,695,820
		11,109,720
Missouri – 0.65%

Kansas City Land Clearance
Redevelopment Authority
6.400%, 10/15/2040	5,000,000	4,897,050

St. Louis School District
5.950%, 04/01/2024	235,000	266,544
6.100%, 04/01/2025	2,750,000	3,179,357
		8,342,951
Nevada – 0.17%

Clark County School District
5.510%, 06/15/2024	2,080,000	2,244,362

New Hampshire – 0.17%

New Hampshire Health and
Education Facilities Authority Act
5.000%, 07/01/2041	2,000,000	2,258,280

New Jersey – 1.48%

New Jersey Economic
Development Authority
0.000%, 02/15/2025	1,093,000	805,574
0.000%, 02/15/2023	7,465,000	6,181,617

New Jersey Educational
Facilities Authority
2.504%, 07/01/2023	1,355,000	1,295,014

New Jersey Institute
of Technology
3.323%, 07/01/2024	2,985,000	2,991,896

New Jersey Transportation
Trust Fund Authority
0.000%, 12/15/2027	10,455,000	7,722,272
		18,996,373
New York – 3.77%

City of New York, NY
5.000%, 12/01/2037	10,000,000	11,355,200

Dutchess County Local
Development Corp.
4.550%, 07/01/2022	1,055,000	1,070,540

Monroe County Industrial
Development Corp.
3.622%, 07/01/2024	2,525,000	2,525,379

New York City Transitional Finance
Authority Building Aid Revenue
4.800%, 07/15/2026	4,000,000	4,276,320

New York City Transitional Finance
Authority Future Tax
Secured Revenue
2.850%, 02/01/2024	5,480,000	5,389,416
3.010%, 08/01/2024	2,370,000	2,346,134
3.150%, 11/01/2025	1,075,000	1,059,294
5.000%, 08/01/2038	10,000,000	11,452,900

New York Liberty
Development Corp.
5.250%, 10/01/2035	1,000,000	1,231,270

New York State Environmental
Facilities Corp.
2.620%, 01/15/2024	700,000	678,237

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

New York (Cont.)

New York State Urban
Development Corp.
3.120%, 03/15/2025	$5,000,000	$4,949,700
3.420%, 03/15/2028	1,080,000	1,071,090

Port Authority of New York
& New Jersey
2.767%, 09/15/2022	1,085,000	1,077,307
		48,482,787
Ohio – 0.76%

Cincinnati City School District
5.250%, 12/01/2031	2,685,000	3,340,704
5.250%, 12/01/2030	2,100,000	2,594,844

County of Cuyahoga, OH
2.876%, 07/01/2025	1,000,000	965,120
2.976%, 07/01/2026	1,250,000	1,210,575

Ohio Air Quality
Development Authority
4.500%, 01/15/2048	1,000,000	1,026,430

Sycamore Community City
School District
5.850%, 12/01/2028	500,000	590,925
		9,728,598
Oklahoma – 0.27%

Midwest City Economic
Development Authority
3.550%, 02/01/2025	1,060,000	1,062,237

Oklahoma City Economic
Development Trust
3.154%, 08/01/2025	2,500,000	2,463,475
		3,525,712
Oregon – 0.32%

Washington County School
District No. 1 West Union
5.000%, 06/15/2037	1,965,000	2,272,758

Washington County School
District No. 15 Forest Grove
5.909%, 06/15/2026	1,650,000	1,911,179
		4,183,937
Pennsylvania – 3.17%

Berks County Industrial
Development Authority
3.950%, 05/15/2024	720,000	720,979
4.450%, 05/15/2027	800,000	787,768

Carbon County Hospital Authority
3.377%, 11/15/2023	1,000,000	1,001,800
3.677%, 11/15/2025	1,000,000	996,510

City of York, PA
0.000%, 02/01/2023	740,000	634,291

Delaware Valley Regional
Finance Authority
5.500%, 08/01/2028	4,490,000	5,306,641

Pennsylvania Economic
Development Financing Authority
5.000%, 12/31/2030	1,000,000	1,109,030
5.201%, 06/15/2020	1,290,000	1,348,192

Pennsylvania Higher Educational
Facilities Authority
5.000%, 08/15/2042	4,000,000	4,472,440

Pennsylvania Turnpike
Commission
5.000%, 12/01/2035	5,860,000	6,503,662
6.000%, 12/01/2030	2,415,000	3,025,585
6.250%, 06/01/2033	5,025,000	6,185,323
6.375%, 12/01/2038	2,865,000	3,599,471

Philadelphia Authority for
Industrial Development
0.000%, 04/15/2022	5,872,000	5,102,064
		40,793,756
Puerto Rico – 0.02%

Puerto Rico Sales Tax Financing
Corp. Sales Tax Revenue
0.000%, 08/01/2032	3,850,000	240,509

South Carolina – 0.56%

Commission of Public Works,
City of Greer
5.500%, 09/01/2032	2,000,000	2,521,520

South Carolina Public
Service Authority
2.388%, 12/01/2023	5,000,000	4,699,000
		7,220,520
Tennessee – 0.35%

Memphis-Shelby County
Industrial Development Board
4.700%, 07/01/2027	250,000	258,725

State of Tennessee
4.182%, 08/01/2031	3,975,000	4,261,756
		4,520,481
Texas – 4.87%

Central Texas Turnpike System
0.000%, 08/15/2027	3,060,000	2,304,976

City of Dallas, TX
0.000%, 02/15/2030	1,910,000	1,125,047
0.000%, 02/15/2026	2,525,000	1,838,958

City of Dallas, TX Waterworks &
Sewer System Revenue
5.000%, 10/01/2036	5,400,000	6,193,962

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Texas (Cont.)

City of El Paso, TX
5.000%, 08/15/2035	$3,085,000	$3,525,291

City of Houston, TX
6.290%, 03/01/2032	5,200,000	6,062,992

City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,738,910

Cleburne Independent
School District
5.000%, 02/15/2041	5,000,000	5,664,950

County of Galveston, TX
5.905%, 02/01/2029	2,580,000	2,963,027

Dallas Area Rapid Transit
5.250%, 12/01/2030	835,000	1,035,767

El Paso Independent
School District
1.550%, 08/15/2025	6,175,000	5,394,851

New Hope Cultural Education
Facilities Corp.
4.000%, 08/01/2020	525,000	526,596

North Texas Tollway Authority
0.000%, 01/01/2031	7,000,000	4,524,730
5.000%, 01/01/2034	1,000,000	1,193,220

Texas Municipal Gas Acquisition
& Supply Corp. I
6.250%, 12/15/2026	5,150,000	6,040,744

Texas Public Finance Authority
8.250%, 07/01/2024	4,000,000	4,111,080

University of Houston
2.800%, 02/15/2024	6,570,000	6,417,510
		62,662,611
Utah – 0.08%

Ogden City
Redevelopment Agency
3.000%, 04/01/2023	1,000,000	979,790

Virginia – 0.08%

Virginia Small Business
Financing Authority
5.000%, 12/31/2056	1,000,000	1,073,940

Washington – 0.20%

Chelan County Public
Utility District No. 1
0.000%, 06/01/2029	3,700,000	2,554,850

West Virginia – 0.63%

Tobacco Settlement
Finance Authority
7.467%, 06/01/2047	5,985,000	5,803,116

West Virginia University
0.000%, 04/01/2030	3,460,000	2,269,898
		8,073,014
Wisconsin – 0.78%

Public Finance Authority
3.930%, 12/15/2025	1,660,000	1,647,666
5.000%, 03/01/2041	4,850,000	5,360,802
5.000%, 05/15/2032	1,275,000	1,381,565

Wisconsin Health & Educational
Facilities Authority
5.000%, 08/15/2034	1,500,000	1,706,910
		10,096,943
TOTAL MUNICIPAL BONDS
(Cost $445,301,577)		440,672,168

US GOVERNMENT NOTES/BONDS – 3.81%

United States Treasury Note/Bond
2.000%, 01/15/2021	20,000,000	19,773,047
2.375%, 01/31/2023	15,000,000	14,810,742
2.125%, 09/30/2024	15,000,000	14,404,981

TOTAL US GOVERNMENT NOTES/
BONDS (Cost $49,833,166)		48,988,770

CLOSED-END
MUTUAL FUNDS – 0.53%
BlackRock Investment Quality
Municipal Trust, Inc.	24,400	335,744
Invesco High Income Trust II	143,246	2,011,174
Invesco Municipal Opportunity Trust	172,200	2,033,682
Nuveen Quality Municipal
Income Fund	183,527	2,417,050

TOTAL CLOSED-END
MUTUAL FUNDS
(Cost $7,013,035)		6,797,650

SHORT-TERM INVESTMENTS – 2.63%
First American Treasury Obligations
Fund – Class Z, 1.245% (f)	33,914,930	33,914,930

TOTAL SHORT-TERM INVESTMENTS
(Cost $33,914,930)		33,914,930

Total Investments
(Cost $1,289,199,859) – 99.57%		1,281,987,993

Other Assets in Excess
of Liabilities – 0.43%		5,481,016
TOTAL NET ASSETS – 100.00%		$1,287,469,009

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2018.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2018. The coupon is based on an underlying pool of loans.
(c)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(d)	Step-up bond; the rate shown represents the rate at February 28, 2018.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	Seven day yield as of February 28, 2018.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

MUNICIPAL BONDS – 97.27%

Alabama – 1.05%

City of Homewood, AL
5.000%, 09/01/2033	$1,000,000	$1,151,460

Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	1,170,775
		2,322,235
Arizona – 4.36%

Arizona Industrial
Development Authority
5.000%, 07/01/2051	340,000	346,069

Florence Town, Inc. Industrial
Development Authority
5.000%, 07/01/2023	385,000	405,801

Industrial Development Authority
of the City of Phoenix
5.000%, 06/01/2027	500,000	548,570

Industrial Development Authority
of the County of Pima
5.000%, 06/15/2052	1,000,000	970,250

Salt River Project Agricultural
Improvement & Power District
5.000%, 01/01/2037	5,000,000	5,841,050

Tempe Industrial
Development Authority
4.000%, 10/01/2023	1,500,000	1,506,540
		9,618,280
Arkansas – 0.52%

Arkansas Development
Finance Authority
5.000%, 02/01/2022	400,000	440,824

Pulaski County Public
Facilities Board
5.250%, 07/01/2024	675,000	703,910
		1,144,734
California – 10.24%

California Statewide Communities
Development Authority
5.000%, 08/15/2028	750,000	869,212

City of Los Angeles Department
of Airports
5.000%, 05/15/2033	1,000,000	1,132,770

Clovis Unified School District
0.000%, 08/01/2028	2,000,000	1,431,100

Corona-Norco Unified School District
0.000%, 08/01/2024	480,000	407,741

El Segundo Unified School District
0.000%, 08/01/2023	545,000	478,194

Foothill-Eastern Transportation
Corridor Agency
0.000%, 01/15/2023	500,000	436,685

M-S-R Energy Authority
7.000%, 11/01/2034	1,160,000	1,629,301

Norman Y Mineta San Jose
International Airport SJC
5.000%, 03/01/2041	750,000	842,963

Palmdale Elementary School District
0.000%, 08/01/2028	500,000	346,595

Redondo Beach Unified
School District
0.000%, 08/01/2031	900,000	922,284

Rialto Redevelopment Agency
5.000%, 09/01/2037	1,000,000	1,133,620

San Francisco City & County
Airport Commission
5.000%, 05/01/2041	1,500,000	1,665,255

San Joaquin Hills Transportation
Corridor Agency
5.000%, 01/15/2029	550,000	618,535

San Juan Unified School District
0.000%, 08/01/2022	500,000	453,970

San Rafael City Elementary
School District
0.000%, 08/01/2029	2,000,000	1,365,760

Saratoga Union School District
0.000%, 09/01/2023	510,000	448,775

St. Helena Unified School District
0.000%, 06/01/2036	2,755,000	2,665,655

State of California
5.000%, 08/01/2036	5,000,000	5,730,600
		22,579,015
Colorado – 1.72%

Colorado Health Facilities Authority
3.125%, 05/15/2027	1,250,000	1,236,638

E-470 Public Highway Authority
0.000%, 09/01/2023	270,000	233,115
0.000%, 09/01/2022	700,000	626,276

El Paso County School
District No. 49 Falcon
5.000%, 12/15/2031	1,500,000	1,685,805
		3,781,834

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Connecticut – 1.63%

Connecticut State Health &
Educational Facility Authority
2.875%, 09/01/2020	$900,000	$900,198
5.000%, 07/01/2026	345,000	371,927

State of Connecticut Clean Water
Fund – State Revolving Fund
5.000%, 05/01/2035	2,000,000	2,316,600
		3,588,725
District of Columbia – 3.36%

District of Columbia
5.000%, 06/01/2041	5,000,000	5,710,400

Metropolitan Washington
Airports Authority
5.000%, 10/01/2032	1,500,000	1,699,950
		7,410,350
Florida – 6.82%

City of Belle Isle, FL
5.500%, 10/01/2022	525,000	550,531

City of Hialeah, FL
5.000%, 12/01/2029	500,000	575,735

City of Lakeland, FL Department
of Electric Utilities
5.250%, 10/01/2028	1,000,000	1,234,340

City of Orlando, FL
5.000%, 11/01/2038	1,000,000	1,127,290

County of Miami-Dade
Seaport Department
5.750%, 10/01/2028	545,000	626,303

County of Miami-Dade, FL
5.250%, 10/01/2030	1,005,000	1,231,989

County of Miami-Dade, FL
Aviation Revenue
5.000%, 10/01/2038	1,300,000	1,437,020

Greater Orlando Aviation Authority
5.000%, 10/01/2046	1,500,000	1,651,470

Hollywood Community
Redevelopment Agency
5.000%, 03/01/2024	800,000	895,136

Key West Utility Board
5.000%, 10/01/2023	500,000	567,790

Miami Beach Health
Facilities Authority
5.000%, 11/15/2023	590,000	660,924

Sarasota County Health
Facilities Authority
2.700%, 01/01/2022	1,000,000	997,090
3.300%, 01/01/2023	1,000,000	997,310

Seminole County Industrial
Development Authority
10.000%, 12/28/2021	905,000	1,013,455

Tampa Bay Water
6.000%, 10/01/2029	1,025,000	1,325,622

Venetian Community
Development District
5.000%, 05/01/2023	145,000	149,868
		15,041,873
Georgia – 1.57%

Americus & Sumter County
Hospital Authority
5.125%, 05/15/2023	400,000	421,500

City of Atlanta, GA Water
& Wastewater Revenue
5.500%, 11/01/2027	1,500,000	1,796,790

Georgia Municipal Association, Inc.
5.000%, 12/01/2037	500,000	569,885

Savannah Hospital Authority
5.500%, 07/01/2027	590,000	674,860
		3,463,035
Guam – 0.50%

Guam Government
Waterworks Authority
5.625%, 07/01/2040	1,000,000	1,091,210

Hawaii – 1.61%

City & County of Honolulu, HI
5.000%, 10/01/2030	1,000,000	1,216,480

State of Hawaii
5.000%, 05/01/2034	2,000,000	2,321,820
		3,538,300
Illinois – 6.96%

Boone & Winnebago Counties
Community Unit School
District No. 200
0.000%, 01/01/2024	815,000	678,838

Boone Mchenry & Dekalb Counties
Community Unit School District 100
0.000%, 12/01/2024	475,000	389,837
0.000%, 12/01/2023	1,135,000	965,726

Chicago Board of Education
0.00%, 12/01/2022	840,000	730,632

Chicago O’Hare International Airport
5.000%, 01/01/2037	1,000,000	1,106,650

Chicago Transit Authority
5.000%, 06/01/2024	750,000	847,147

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Illinois (Cont.)

Cook County School
District No. 103 Lyons
0.000%, 12/01/2022	$850,000	$737,953

DeKalb Kane & LaSalle Counties Etc.
Community College
District No. 523 Kishwaukee
0.000%, 02/01/2023	1,000,000	834,650

Illinois Development
Finance Authority
0.000%, 07/15/2025	1,605,000	1,309,520

Illinois Finance Authority
5.000%, 01/01/2034	500,000	543,455

Kendall & Kane Counties Community
Unit School District No. 115
0.000%, 01/01/2021	875,000	814,896

Metropolitan Pier &
Exposition Authority
0.000%, 06/15/2026	1,980,000	1,460,092

Metropolitan Water Reclamation
District of Greater Chicago
5.000%, 12/01/2041	1,000,000	1,100,260

Railsplitter Tobacco
Settlement Authority
5.000%, 06/01/2027	1,000,000	1,141,980

State of Illinois
5.000%, 08/01/2018	1,000,000	1,011,030
6.000%, 06/15/2026	1,000,000	1,226,010

Will County Community Unit School
District No. 201-U Crete-Monee
0.000%, 11/01/2020	430,000	399,509
0.000%, 11/01/2020	60,000	57,128
		15,355,313
Indiana – 3.76%

City of Valparaiso, IN
6.750%, 01/01/2034	500,000	588,465

Indiana Finance Authority
5.000%, 09/01/2036	1,000,000	1,115,070
5.500%, 11/15/2026	1,155,000	1,269,461
6.000%, 08/01/2039	1,135,000	1,206,993

Indiana Health Facility
Financing Authority
5.000%, 11/15/2034	1,000,000	1,134,100

Indiana Municipal Power Agency
5.000%, 01/01/2042	1,000,000	1,126,780

Northern Indiana Commuter
Transportation District
5.000%, 07/01/2033	1,130,000	1,273,261

Shelbyville Central Renovation
School Building Corp.
5.000%, 07/15/2024	500,000	573,595
		8,287,725
Kentucky – 0.66%

Grant County School District
Finance Corp.
1.400%, 08/01/2022	375,000	352,436

Kentucky Economic Development
Finance Authority
5.000%, 05/15/2026	1,000,000	1,102,350
		1,454,786
Louisiana – 1.31%

City of Shreveport, LA Water
& Sewer Revenue
5.000%, 12/01/2027	1,000,000	1,157,500

Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	461,242

Louisiana Local Government
Environmental Facilities &
Community Development Authority
5.000%, 12/01/2025	715,000	830,866

Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	444,204
		2,893,812
Maryland – 0.71%

City of Rockville, MD
2.500%, 11/01/2024	1,560,000	1,562,652

Massachusetts – 0.07%

Massachusetts Educational
Financing Authority
4.500%, 07/01/2024	135,000	140,872

Michigan – 3.01%

Battle Creek School District
5.000%, 05/01/2037	775,000	868,581

Brandon School District
5.000%, 05/01/2032	1,550,000	1,756,987

Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,126,250

Detroit City School District
5.250%, 05/01/2027	650,000	752,843

Michigan Finance Authority
3.875%, 10/01/2023	250,000	258,298
5.000%, 05/01/2021	300,000	326,199

South Lyon Community Schools
5.000%, 05/01/2025	1,000,000	1,162,300

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Michigan (Cont.)

Sturgis Public School District
5.000%, 05/01/2024	$340,000	$390,990
		6,642,448
Minnesota – 2.88%

City of Minnetonka, MN
3.000%, 11/01/2034	1,994,152	1,951,657

City of Rochester, MN
5.000%, 11/15/2034	845,000	1,040,575

County of Kanabec, MN
Healthcare Revenue
2.750%, 12/01/2019	1,000,000	1,000,270

Housing & Redevelopment Authority
of the City of St. Paul
3.375%, 05/01/2021	1,500,000	1,492,575

Minneapolis-St. Paul Metropolitan
Airports Commission
5.000%, 01/01/2041	750,000	859,935
		6,345,012
Mississippi – 0.42%

Mississippi Development Bank
5.000%, 04/01/2026	800,000	928,352

Missouri – 1.26%

City of Kansas City, MO
0.000%, 02/01/2023	740,000	645,495

City of Kansas City, MO Sanitary
Sewer System Revenue
5.000%, 01/01/2034	350,000	391,423
5.000%, 01/01/2032	650,000	732,400

Kansas City Land Clearance
Redevelopment Authority
4.375%, 02/01/2031	1,000,000	1,005,170
		2,774,488
Nevada – 0.92%

City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,323,041

City of Reno, NV
5.000%, 06/01/2023	625,000	703,331
		2,026,372
New Jersey – 2.14%

Garden State Preservation Trust
5.750%, 11/01/2028	455,000	538,970

New Jersey Economic
Development Authority
3.375%, 07/01/2030	1,000,000	951,790
5.000%, 06/15/2023	550,000	601,552
5.500%, 01/01/2027	300,000	344,325

New Jersey Higher Education
Student Assistance Authority
5.000%, 12/01/2022	500,000	551,130

New Jersey Transportation Trust
Fund Authority
0.000%, 12/15/2030	1,500,000	985,815
0.000%, 12/15/2027	1,005,000	742,313
		4,715,895
New York – 3.83%

Build NYC Resource Corp.
5.000%, 08/01/2027	300,000	341,964
5.000%, 08/01/2029	200,000	225,134
5.000%, 08/01/2024	235,000	271,268
5.000%, 08/01/2026	350,000	400,715

Housing Development Corp.
3.500%, 02/15/2048	2,250,000	2,262,802

New York City Transitional Finance
Authority Future Tax
Secured Revenue
5.000%, 08/01/2038	2,000,000	2,290,580

New York Liberty Development Corp.
5.250%, 10/01/2035	785,000	966,547

Port Authority of New York
& New Jersey
5.000%, 09/01/2032	1,500,000	1,683,435
		8,442,445
North Dakota – 0.54%

City of Mandan, ND
2.750%, 09/01/2041	1,240,000	1,199,985

Ohio – 6.19%

Akron Bath Copley Joint Township
Hospital District
5.000%, 11/15/2023	300,000	332,148

City of Cleveland, OH
Income Tax Revenue
5.000%, 10/01/2037	745,000	829,118
5.000%, 10/01/2037	255,000	294,035

City of Dayton, OH Airport Revenue
5.000%, 12/01/2028	1,210,000	1,358,285

Cleveland – Cuyahoga County
Port Authority
5.000%, 08/01/2022	500,000	554,790

Cleveland Municipal School District
5.000%, 12/01/2029	965,000	1,086,957

County of Cuyahoga, OH
5.000%, 12/01/2023	1,000,000	1,139,340
5.500%, 02/15/2052	1,300,000	1,416,896

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Ohio (Cont.)

County of Franklin, OH
5.000%, 05/15/2027	$635,000	$734,041

Dayton City School District
5.000%, 11/01/2031	1,000,000	1,202,850

Marysville Exempted Village
School District
5.000%, 12/01/2029	1,180,000	1,354,310

Ohio Air Quality
Development Authority
4.500%, 01/15/2048	1,000,000	1,026,430

Olentangy Local School District
5.000%, 12/01/2031	1,000,000	1,155,990

State of Ohio
5.000%, 01/01/2033	1,000,000	1,162,200
		13,647,390
Oregon – 0.96%

Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	512,019

Port of Portland, OR Airport Revenue
5.000%, 07/01/2042	1,000,000	1,111,450

Salem-Keizer School District No. 24J
0.000%, 06/15/2025	600,000	501,732
		2,125,201
Pennsylvania – 4.53%

Commonwealth Financing Authority
5.000%, 06/01/2035	500,000	551,845
5.000%, 06/01/2034	1,000,000	1,108,180

Delaware Valley Regional
Financial Authority
5.500%, 08/01/2028	2,650,000	3,131,982

Hopewell Area School District
0.000%, 09/01/2026	900,000	692,982

Pennsylvania Economic Development
Financing Authority
5.000%, 06/30/2028	750,000	843,308

Pennsylvania Turnpike Commission
6.000%, 12/01/2030	475,000	595,094
6.375%, 12/01/2038	2,000,000	2,512,720

Scranton School District
5.000%, 12/01/2035	500,000	560,145
		9,996,256
Puerto Rico – 2.02%

Children’s Trust Fund
5.375%, 05/15/2033	800,000	765,576

Puerto Rico Convention Center
District Authority
4.500%, 07/01/2036	1,900,000	1,900,019

Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	965,000	1,185,281
6.000%, 08/01/2026	490,000	601,852
		4,452,728
Rhode Island – 1.11%

Rhode Island Commerce Corp.
5.000%, 06/15/2024	500,000	578,895

Rhode Island Health &
Educational Building Corp.
5.000%, 06/01/2025	500,000	569,690

Rhode Island Student Loan Authority
5.000%, 12/01/2023	905,000	994,342

Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	305,000	304,777
		2,447,704
South Carolina – 1.63%

Commission of Public Works,
City of Greer
5.500%, 09/01/2032	1,000,000	1,260,760

South Carolina Ports Authority
5.250%, 07/01/2055	1,500,000	1,650,030

South Carolina Public
Service Authority
5.000%, 01/01/2032	660,000	672,797
		3,583,587
Texas – 11.08%

Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,070,000	1,193,499

Arlington Higher Education
Finance Corp.
5.000%, 02/15/2030	1,000,000	1,135,400

Austin Community College District
5.000%, 08/01/2024	730,000	846,895

City of Fort Worth, TX
5.250%, 03/01/2036	1,800,000	2,070,702

County of Harris, TX
5.000%, 08/15/2034	1,000,000	1,142,720

Dallas Area Rapid Transit
5.250%, 12/01/2031	800,000	998,432

Dallas/Fort Worth
International Airport
5.000%, 11/01/2038	1,815,000	1,934,554

El Paso Independent School District
5.000%, 08/15/2037	1,250,000	1,422,412

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 28, 2018 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Texas (Cont.)

Grapevine-Colleyville Independent
School District
0.000%, 08/15/2025	$555,000	$459,829

Harris County-Houston
Sports Authority
5.000%, 11/15/2027	500,000	560,610

Laredo Community College District
5.000%, 08/01/2029	885,000	1,012,599

New Hope Cultural Education
Facilities Corp.
3.000%, 11/15/2021	600,000	597,276
5.000%, 07/01/2046	1,000,000	1,099,190

North East Independent
School District
5.250%, 02/01/2035	1,000,000	1,270,670
5.250%, 02/01/2030	1,025,000	1,275,531

North Texas Tollway Authority
6.200%, 01/01/2042	1,030,000	1,239,914

Port Freeport, TX
5.950%, 05/15/2033	1,100,000	1,131,999

South Texas College
5.000%, 08/15/2032	1,000,000	1,130,500

State of Texas
5.500%, 08/01/2033	1,000,000	1,184,660

Tarrant County Cultural Education
Facilities Finance Corp.
3.875%, 11/15/2022	1,500,000	1,502,115

Texas Municipal Gas Acquisition
& Supply Corp. I
6.250%, 12/15/2026	1,050,000	1,231,608
		24,441,115
Utah – 1.99%

County of Weber, UT
5.750%, 01/15/2033	565,000	653,728

Salt Lake City Corp. Airport Revenue
5.000%, 07/01/2042	2,000,000	2,225,180

University of Utah
5.000%, 08/01/2031	1,000,000	1,166,320

Utah Charter School
Finance Authority
6.300%, 07/15/2032	335,000	352,778
		4,398,006
Vermont – 0.14%

Vermont Economic
Development Authority
5.000%, 05/01/2021	300,000	317,598

Virginia – 0.19%

Virginia Small Business
Financing Authority
4.500%, 01/01/2023	135,000	147,172
5.000%, 01/01/2027	250,000	275,277
		422,449
Washington – 2.61%

Chelan County Public Utility
District No. 1
0.000%, 06/01/2026	450,000	348,035

Grays Harbor County Public Hospital
District No. 1
3.000%, 08/01/2019	1,000,000	1,000,410

Port of Seattle, WA
5.000%, 04/01/2034	1,500,000	1,659,975

Washington Health Care
Facilities Authority
5.000%, 01/01/2025	1,000,000	1,148,910
5.000%, 10/01/2038	1,445,000	1,607,620
		5,764,950
Wisconsin – 2.97%

County of Milwaukee, WI
Airport Revenue
5.000%, 12/01/2028	1,000,000	1,142,900

Plateville Redevelopment Authority
5.000%, 07/01/2022	650,000	681,863

Public Finance Authority
3.000%, 11/15/2022	1,935,000	1,939,102
5.000%, 09/30/2037	1,000,000	1,101,470
5.250%, 05/15/2037	500,000	543,310

Wisconsin Health & Educational
Facilities Authority
5.000%, 08/15/2034	1,000,000	1,137,940
		6,546,585
TOTAL MUNICIPAL BONDS
(Cost $213,700,810)		214,493,317

Total Investments
(Cost $213,700,810) – 97.27%		214,493,317

Other Assets in Excess
of Liabilities – 2.73%		6,029,300

TOTAL NET ASSETS – 100.00%		$220,522,617

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2018 (Unaudited)

Performance Trust		Performance Trust
	Strategic	Municipal
	Bond Fund	Bond Fund
Investment Income
Interest income	$28,268,422	$3,376,858
Dividend income	137,891	—
Total Investment Income	28,406,313	3,376,858

Expenses
Advisory fees	3,485,781	411,840
Transfer agent fees and expenses	628,839	34,400
Administration and accounting fees	434,823	129,212
Federal and state registration fees	58,436	19,726
Custody fees	37,407	5,680
Reports to shareholders	28,501	6,360
Audit and tax fees	9,674	9,212
Legal fees	8,544	4,951
Chief Compliance Officer fees	6,418	6,514
Trustees’ fees	3,439	3,439
Distribution fees	—	29,894
Other expenses	15,891	4,633
Total Expenses	4,717,753	665,861
Expense recovery or (waivers) by Adviser (Note 4)	—	(69,686)
Net Expenses	4,717,753	596,175

Net Investment Income	23,688,560	2,780,683

Realized and Unrealized Gain (Loss) on Investments
Net realized gain from:
Investments	395,897	223,454
Change in net unrealized appreciation (depreciation) from investments	(24,381,570)	(6,095,470)
Net Realized and Unrealized Loss on Investments	(23,985,673)	(5,872,016)

Net Decrease in Net Assets from Operations	$(297,113)	$(3,091,333)

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Strategic Bond Fund

	Six Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
From Operations
Net investment income	$23,688,560	$40,517,463
Net realized gain (loss) from investments	395,897	(2,156,064)
Change in net unrealized appreciation (depreciation) from investments	(24,381,570)	8,716,781
Net increase (decrease) in net assets from operations	(297,113)	47,078,180

From Distributions
Net investment income	(28,496,905)	(48,569,228)
Net decrease in net assets resulting from distributions paid	(28,496,905)	(48,569,228)

From Capital Share Transactions
Proceeds from shares sold	401,797,187	626,730,914
Shares issued in reinvestment of distributions declared	23,283,577	38,637,332
Cost for shares redeemed(1)	(166,191,350)	(295,100,842)
Net increase in net assets from capital share transactions	258,889,414	370,267,404

Total Increase in Net Assets	230,095,396	368,776,356

Net Assets
Beginning of period	1,057,373,613	688,597,257
End of period	$1,287,469,009	$1,057,373,613

Accumulated Undistributed Net Investment Income (Loss)	$(4,623,644)	$184,701

(1)	Net of redemption fees of $63,147 and $103,255 for the six months ended February 28, 2018 and the year ended August 31, 2017, respectively.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

STATEMENTS OF CHANGES IN NET ASSETS
Performance Trust Municipal Bond Fund

	Six Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
From Operations
Net investment income	$2,780,683	$4,457,221
Net realized gain (loss) from investments	223,454	(699,172)
Change in net unrealized depreciation from investments	(6,095,470)	(2,115,464)
Net increase (decrease) in net assets from operations	(3,091,333)	1,642,585

From Distributions
Net investment income – Institutional Class	(2,388,000)	(3,818,627)
Net investment income – Retail Class	(276,184)	(632,981)
Net realized gain on investments – Institutional Class	—	(66,516)
Net realized gain on investments – Retail Class	—	(12,990)
Net decrease in net assets resulting from distributions paid	(2,664,184)	(4,531,114)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	46,897,430	99,550,514
Proceeds from shares sold – Retail Class	3,059,850	10,704,569
Shares issued in reinvestment of distributions declared – Institutional Class	1,732,285	2,975,868
Shares issued in reinvestment of distributions declared – Retail Class	238,223	567,578
Cost for shares redeemed – Institutional Class(1)	(18,034,844)	(57,789,500)
Cost for shares redeemed – Retail Class(2)	(5,309,932)	(16,634,968)
Net increase in net assets from capital share transactions	28,583,012	39,374,061

Total Increase in Net Assets	22,827,495	36,485,532

Net Assets
Beginning of period	197,695,122	161,209,590
End of period	$220,522,617	$197,695,122

Accumulated Undistributed Net Investment Income	$127,418	$10,919

(1)	Net of redemption fees of $1,977 and $6,272 for the six months ended February 28, 2018 and the year ended August 31, 2017, respectively.
(2)	Net of redemption fees of $100 and $2,138 for the six months ended February 28, 2018 and the year ended August 31, 2017, respectively.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST STRATEGIC BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	February 28, 2018	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2017	2016	2015	2014	2013
Net Asset Value,
Beginning of Period	$22.84	$22.98	$22.53	$22.91	$21.86	$22.39

Income/(loss)from
investment operations:
Net investment income(1)	0.46	1.09	1.17	0.98	0.89	0.76
Net realized and unrealized
gain/(loss) on investments(2)	(0.45)	0.05	0.46	(0.28)	1.17	(0.34)
Total from investment operations	0.01	1.14	1.63	0.70	2.06	0.42

Less distributions paid:
From net investment income	(0.54)	(1.28)	(1.19)	(1.08)	(1.01)	(0.88)
From net realized gain on investments	—	—	—	—	—	(0.07)
Total distributions paid	(0.54)	(1.28)	(1.19)	(1.08)	(1.01)	(0.95)

Paid-in capital from
redemption fees (Note 2)	0.00 (5)	0.00 (5)	0.01	0.00 (5)	0.00 (5)	0.00 (5)

Net Asset Value, End of Period	$22.31	$22.84	$22.98	$22.53	$22.91	$21.86

Total Return(3)	0.06%	5.20%	7.48%	3.13%	9.62%	1.79%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1,287,469	$1,057,374	$688,597	$164,375	$151,230	$188,605

Ratio of expenses
to average net assets:
Before waiver and expense
reimbursement(4)	0.81%	0.76%	0.79%	0.84%	0.86%	0.87%
After waiver and expense
reimbursement(4)	0.81%	0.76%	0.79%	0.84%	0.94%	0.95%

Ratio of net investment income
to average net assets:
Before waiver and expense
reimbursement(4)	4.08%	4.83%	5.14%	4.31%	4.02%	3.42%
After waiver and expense
reimbursement(4)	4.08%	4.83%	5.14%	4.31%	3.94%	3.34%

Portfolio turnover rate	16.53%	78.53%	45.58%	80.49%	53.47%	67.22%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)
Realized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Rounds to less than 0.5 cent per share.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
February 28, 2018		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2017	2016	2015	2014	2013
Institutional Class Shares

Net Asset Value,
Beginning of Period	$24.34	$24.87	$23.26	$23.07	$21.16	$22.81

Income/(loss) from
investment operations:
Net investment income(1)	0.33	0.62	0.57	0.61	0.71	0.79
Net realized and unrealized
gain/(loss) on investments	(0.66)	(0.53)	1.59	0.18	1.91	(1.46)
Total from investment operations	(0.33)	0.09	2.16	0.79	2.62	(0.67)

Less distributions paid:
From net investment income	(0.31)	(0.61)	(0.55)	(0.60)	(0.71)	(0.77)
From net realized gain on investments	—	(0.01)	—	—	—	(0.21)
Total distributions paid	(0.31)	(0.62)	(0.55)	(0.60)	(0.71)	(0.98)

Paid-in capital from
redemption fees (Note 2)(4)	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$23.70	$24.34	$24.87	$23.26	$23.07	$21.16

Total Return(2)	(1.40)%	0.50%	9.43%	3.41%	12.58%	(3.20)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$197,667	$172,201	$129,466	$63,257	$41,000	$36,474

Ratio of expenses
to average net assets:
Before waiver and expense
reimbursement(3)	0.62%	0.66%	0.73%	0.86%	1.05%	1.23%
After waiver and expense
reimbursement(3)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income
to average net assets:
Before waiver and expense
reimbursement(3)	2.66%	2.50%	2.16%	2.30%	2.73%	2.78%
After waiver and expense
reimbursement(3)	2.73%	2.61%	2.34%	2.61%	3.23%	3.46%

Portfolio turnover rate	15.42%	42.53%	13.66%	31.83%	62.87%	118.50%

(1)	Per share net investment income was calculated using the average shares outstanding method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Rounds to less than 0.5 cent per share.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
February 28, 2018		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2017	2016	2015	2014	2013(1)
Retail Class Shares

Net Asset Value,
Beginning of Period	$24.36	$24.91	$23.30	$23.09	$21.18	$22.96

Income/(loss) from
investment operations:
Net investment income(2)	0.30	0.56	0.50	0.55	0.67	0.67
Net realized and unrealized
gain/(loss) on investments	(0.66)	(0.53)	1.60	0.17	1.88	(1.70)
Total from investment operations	(0.36)	0.03	2.10	0.72	2.55	(1.03)

Less distributions paid:
From net investment income	(0.28)	(0.57)	(0.51)	(0.54)	(0.66)	(0.66)
From net realized gain on investments	—	(0.01)	—	—	—	(0.21)
Total distributions paid	(0.28)	(0.58)	(0.51)	(0.54)	(0.66)	(0.87)

Paid-in capital from
redemption fees (Note 2)	0.00 (5)	0.00 (5)	0.02	0.03	0.02	0.12

Net Asset Value, End of Period	$23.72	$24.36	$24.91	$23.30	$23.09	$21.18

Total Return(3)	(1.49)%	0.24%	9.20%	3.29%	12.33%	(4.15)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$22,856	$25,495	$31,744	$10,476	$4,154	$228

Ratio of expenses
to average net assets:
Before waiver and expense
reimbursement(4)	0.87%	0.80%	0.85%	1.10%	1.33%	1.45%
After waiver and expense
reimbursement(4)	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%

Ratio of net investment income
to average net assets:
Before waiver and expense
reimbursement(4)	2.40%	2.34%	2.02%	2.05%	2.47%	2.57%
After waiver and expense
reimbursement(4)	2.47%	2.34%	2.07%	2.35%	3.00%	3.22%

Portfolio turnover rate(3)	15.42%	42.53%	13.66%	31.83%	62.87%	118.50%

(1)	The Retail Class shares commenced operations on September 28, 2012.
(2)	Per share net investment income was calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Rounds to less than 0.5 cent per share.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited)

1.	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Mutual Funds (the “Funds”) are comprised of the Performance Trust Strategic Bond Fund (the “Strategic Bond Fund”), formerly known as the Performance Trust Total Return Bond Fund, and the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Strategic Bond Fund commenced investment operations on September 1, 2010. The Municipal Bond Fund commenced investment operations on June 30, 2011 and September 28, 2012 for the Institutional and Retail Class shares, respectively. Retail Class shares are subject to a 0.25% Rule 12b-1 distribution and service fee. Each class of shares has identical rights and privileges except with respect to distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC (the “Adviser”), the Funds’ investment adviser. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a.	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean between the bid and ask prices provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

» Level 1: Quoted prices in active markets for identical securities.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2018 (Unaudited)

»	Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
»	Level 3: Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2018:

Performance Trust Strategic Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Collateralized
Loan
Obligations	$—	$7,903,930	$—	$7,903,930
Corporate
Bonds	—	40,975,712	—	40,975,712
Non – Agency
Residential
Mortgage
Backed
Securities	—	483,749,498	—	483,749,498
Non – Agency
Commercial
Mortgage
Backed
Securities	—	181,972,598	—	181,972,598
Agency
Commercial
Mortgage
Backed
Securities	—	37,012,737	—	37,012,737
Municipal
Bonds	—	440,672,168	—	440,672,168
US
Government
Notes/Bonds	—	48,988,770	—	48,988,770
Total Fixed
Income	—	1,241,275,413	—	1,241,275,413
Equity
Closed-End
Mutual Funds	6,797,650	—	—	6,797,650
Total Equity	6,797,650	—	—	6,797,650
Short-Term
Investments	33,914,930	—	—	33,914,930
Total
Investments
in Securities	$40,712,580	$1,241,275,413	$—	$1,281,987,993

Performance Trust Municipal Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal
Bonds	$—	$214,493,317	$—	$214,493,317
Total Fixed
Income	—	214,493,317	—	214,493,317
Total
Investments
in Securities	$—	$214,493,317	$—	$214,493,317

During the six months ended February 28, 2018, there were no transfers between Levels for the Funds. It is the Funds’ policy to record transfers between Levels as of the end of the reporting period. The Funds did not hold any financial derivative instruments during the six months ended February 28, 2018.

b.	Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short.  As of February 28, 2018, the Funds did not have any open short positions and accordingly did not have securities or cash held as collateral.

c.	Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended February 28, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the six months ended February 28, 2018, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the year ended August 31, 2015.

d.	Distributions to Shareholders

The Funds will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2018 (Unaudited)

e.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f.	Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 2.00% redemption fee on shares redeemed within sixty days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of a Fund’s daily NAV calculation. For the six months ended February 28, 2018, redemption fees of $63,147 and $2,077 were collected for the Strategic Bond Fund and Municipal Bond Fund, respectively.

g.	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Municipal Bond Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Municipal Bond Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution and service (Rule 12b-1) fees are expensed at 0.25% of average daily net assets of the Retail Class shares of the Municipal Bond Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses of the Trust are typically allocated evenly between the funds of the Trust, or by other equitable means.

h.	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts premium and interest only strips are accreted or amortized over the expected life of the respective securities using the constant yield method. Gains and losses on principal payments of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.

3.	Federal Tax Matters
The tax character of distributions paid during the years ended August 31, 2017 and August 31, 2016 was as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND
	YEAR ENDED	YEAR ENDED
AUGUST 31, 2017		AUGUST 31, 2016
Ordinary Income	$48,569,228	$19,955,401
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—

PERFORMANCE TRUST MUNICIPAL BOND FUND
	YEAR ENDED	YEAR ENDED
AUGUST 31, 2017		AUGUST 31, 2016
Ordinary Income	$21,230	$16,033
Tax-Exempt Income	4,430,411	2,581,011
Long-Term Capital Gain	79,473	—

As of August 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

PERFORMANCE TRUST STRATEGIC BOND FUND
Cost basis of investments for federal
income tax purposes	$1,040,723,915
Gross tax unrealized appreciation	$27,642,066
Gross tax unrealized depreciation	(10,463,707)
Net tax unrealized appreciation	17,178,359
Undistributed ordinary income	175,775
Undistributed long-term capital gain	—
Total distributable earnings	175,775
Other accumulated losses	(12,338,821)
Total accumulated gains	$5,015,313

PERFORMANCE TRUST MUNICIPAL BOND FUND
Cost basis of investments for federal
income tax purposes	$185,047,513
Gross tax unrealized appreciation	$7,292,875
Gross tax unrealized depreciation	(404,898)
Net tax unrealized appreciation	6,887,977
Undistributed ordinary income	10,919
Undistributed long-term capital gain	—
Total distributable earnings	10,919
Other accumulated losses	(699,692)
Total accumulated gains	$6,199,204

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale adjustments.

At August 31, 2017, the Strategic Bond Fund and Municipal Bond Fund had short-term capital loss carryovers of $12,338,565 and $699,692, respectively. These losses will be carried forward indefinitely to offset future realized capital gains. To the extent the Funds realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryovers.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended August 31, 2017, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2018 (Unaudited)

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
Accumulated undistributed
net investment income/(loss)	$8,145,868	$(33)
Accumulated
undistributed net
realized gain/(loss)	$(8,145,868)	$33
Paid in capital	$—	$—

4.	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.60% for the Strategic Bond Fund and 0.40% for the Municipal Bond Fund of the respective Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses at least through December 29, 2018 at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the total annual Fund operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by a Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 0.95% and 0.55% (the “Expense Limitation Cap”) of the average daily net assets of the Strategic Bond Fund and Municipal Bond Fund, respectively.  For the six months ended February 28, 2018, expenses of $61,613 for the Municipal Bond Fund – Institutional Class, and $8,073 for the Municipal Bond Fund – Retail Class were waived by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
August 31, 2018	$—	$93,195
August 31, 2019	$—	$173,405
August 31, 2020	$—	$154,601
February 28, 2021	$—	$69,686

5.	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Municipal Bond Fund, which authorizes it to pay Foreside Fund Services, LLC (the “Distributor”) a distribution and service (12b-1) fee of 0.25% of the Municipal Bond Fund’s average daily net assets for Retail Class shares, for services to prospective Fund shareholders and distribution of Municipal Bond Fund shares. The Distributor earned fees of $29,894 from Retail Class shares during the six months ended February 28, 2018.

6.	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator and Fund Accountant under an Administration Agreement. The Administrator performs various administrative and accounting services including: preparing various federal and state regulatory filings, reports and returns for the Funds; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Funds’ custodian, transfer agent and accountants; coordinating the preparation and payment of the Funds’ expenses; and reviewing the Funds’ expense accruals.  USBFS also serves as the transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the six months ended February 28, 2018, and owed as of February 28, 2018, are as follows:

Administration
and Accounting	Incurred		Owed
Strategic Bond Fund	$434,823		$134,882
Municipal Bond Fund	$129,212		$41,840

Transfer Agency	Incurred		Owed
Strategic Bond Fund	$150,690	(1)	$34,256
Municipal Bond Fund	$34,400		$11,153

(1)	This amount does not include sub-transfer agency fees, therefore it does not agree to the amount on the Statements of Operations.

Custody	Incurred	Owed
Strategic Bond Fund	$37,407	$8,599
Municipal Bond Fund	$5,680	$1,279

The Funds each have a line of credit with US Bank (see Note 10).

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended February 28, 2018, and owed as of February 28, 2018, are as follows:

	Incurred	Owed
Strategic Bond Fund	$6,418	$2,088
Municipal Bond Fund	$6,514	$2,184

7.	Capital Share Transactions
Transactions in shares of the Funds were as follows:

STRATEGIC BOND FUND
SIX MONTHS ENDED		YEAR ENDED
FEBRUARY 28, 2018		AUGUST 31, 2017
Shares sold	17,743,976	27,698,634
Shares issued
to holders in
reinvestment
of distributions	1,032,743	1,711,655
Shares redeemed	(7,349,416)	(13,085,417)
Net increase	11,427,303	16,324,872

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 28, 2018 (Unaudited)

MUNICIPAL BOND FUND – INSTITUTIONAL CLASS
SIX MONTHS ENDED		YEAR ENDED
FEBRUARY 28, 2018		AUGUST 31, 2017
Shares sold	1,940,382	4,184,167
Shares issued
to holders in
reinvestment
of distributions	72,030	124,855
Shares redeemed	(747,998)	(2,440,313)
Net increase	1,264,414	1,868,709

MUNICIPAL BOND FUND – RETAIL CLASS
SIX MONTHS ENDED		YEAR ENDED
FEBRUARY 28, 2018		AUGUST 31, 2017
Shares sold	126,535	445,479
Shares issued
to holders in
reinvestment
of distributions	9,892	23,789
Shares redeemed	(219,556)	(697,181)
Net decrease	(83,129)	(227,913)

8.	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended February 28, 2018, are summarized below.

	STRATEGIC	MUNICIPAL
	BOND FUND	BOND FUND
Purchases
U.S. Government	$69,747,004	$—
Other	380,729,309	59,863,547
Sales
U.S. Government	$19,659,375	$—
Other	168,745,456	31,067,915

9.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2018, National Financial Services Corp., for the benefit of its customers, held 28.54% of the Strategic Bond Fund’s outstanding shares. At February 28, 2018, Charles Schwab & Company, Inc., for the benefit of its customers, held 25.09% of the Municipal Bond Fund’s outstanding Institutional Class shares. At February 28, 2018, National Financial Services Corp. and Charles Schwab & Company, Inc., for the benefit of its customers, held 57.17% and 33.40%, respectively of the Municipal Bond Fund’s outstanding Retail Class shares.

10.	Line of Credit

At February 28, 2018, the Strategic Bond Fund and the Municipal Bond Fund each had a line of credit which matures on August 10, 2018 with a maximum borrowing equal to the lesser of $100,000,000 and $15,000,000, respectively, or 20% and 33.33%, respectively, of the fair value of unencumbered assets of each Fund. These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Funds’ securities serve as collateral for the lines of credit. The credit facility is with the Funds’ custodian, US Bank. Interest will be accrued at the prime rate (4.50% as of February 28, 2018). The Funds did not utilize their lines of credit during the six months ended February 28, 2018.

The Funds did not have any outstanding balances on the lines of credit at February 28, 2018.

11.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12.	Subsequent Events

The Funds have evaluated events and transactions that have occurred subsequent to February 28, 2018 and determined there were no subsequent events that would require recognition or disclosure in the Financial Statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

»  information we receive about you on applications or other forms;

»  information you give us orally; and

»  information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your nonpublic personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

EXPENSE EXAMPLE
Six Months Ended February 28, 2018 (Unaudited))

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (Municipal Bond Fund – Retail Class only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/17 – 2/28/18).

Actual Expenses
The first line of each of the tables below provides information about actual account values and actual expenses for each Fund. However, the tables do not include shareholder specific fees, such as the $15.00 fee charged to IRA accounts, or the $15.00 fee charged for wire redemptions. The tables also do not include portfolio trading commissions and related trading costs. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of the purchase. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of each of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of each of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			EXPENSES PAID
			DURING PERIOD
PERFORMANCE TRUST	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2017 –
STRATEGIC BOND FUND	SEPTEMBER 1, 2017	FEBRUARY 28, 2018	FEBRUARY 28, 2018*
Actual	$1,000.00	$1,000.60	$4.02
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.78	$4.06

*	Expenses are equal to the Fund’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2017 –
INSTITUTIONAL CLASS	SEPTEMBER 1, 2017	FEBRUARY 28, 2018	FEBRUARY 28, 2018*
Actual	$1,000.00	$ 986.00	$2.71
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,022.07	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

			EXPENSES PAID
PERFORMANCE TRUST			DURING PERIOD
MUNICIPAL BOND FUND –	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2017 –
RETAIL CLASS	SEPTEMBER 1, 2017	FEBRUARY 28, 2018	FEBRUARY 28, 2018*
Actual	$1,000.00	$ 985.10	$3.94
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.83	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

ADDITIONAL INFORMATION
(Unaudited)

Availability of Proxy Voting Information
The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1 (877) 738-9095. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1 (877) 738-9095, or by accessing the SEC’s website at http://www.sec.gov.

Portfolio Holdings
The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file their schedule of portfolio holdings with the SEC on Form N-Q (first and third quarters) and Form N-CSR (second and fourth quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1 (202) 551-8090 (direct) or 1 (800) SEC-0330 (general SEC number).

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-738-9095 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Forward Looking Statements
Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the most recent prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s data, forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information About Trustees
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1 (877) 738-9095.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

INDEPENDENT TRUSTEES
(Unaudited)

OTHER
			NUMBER OF	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	PORTFOLIOS IN	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH THE	AND LENGTH OF	TRUST OVERSEEN	DURING THE	DURING THE PAST
YEAR OF BIRTH	TRUST	TIME SERVED	BY TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Independent Trustees

Michael D.	Trustee	Indefinite Term;	30	Professor, Department of	Independent
Akers, Ph.D.		Since August 22,		Accounting, Marquette	Trustee, USA
615 E. Michigan St.		2001		University (2004-–present);	MUTUALS (an
Milwaukee, WI				Chair, Department of	open-end
53202				Accounting, Marquette	investment
Year of Birth: 1955				University (2004–2017).	company with three
portfolios).

Gary A. Drska	Trustee	Indefinite Term;	30	Pilot, Frontier/Midwest	Independent
615 E. Michigan St.		Since August 22,		Airlines, Inc. (airline company)	Trustee, USA
Milwaukee, WI		2001		(1986–present).	MUTUALS (an
53202					open-end
Year of Birth: 1956					investment
company with three
portfolios).

Jonas B. Siegel	Trustee	Indefinite Term;	30	Retired (2011–present);	Independent
615 E. Michigan St.		Since October 23,		Managing Director, Chief	Trustee, Gottex
Milwaukee, WI		2009		Administrative Officer (“CAO”)	Trust (an open-end
53202				and Chief Compliance Officer	investment
Year of Birth: 1943				(“CCO”), Granite Capital	company with
				International Group, L.P.	one portfolio)
				(an investment management	(2010–2016);
				firm) (1994–2011).	Independent
Manager, Ramius
IDF fund complex
(two closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment fund
complex (three
closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Alternatives
fund complex (three
closed-end
investment
companies)
(2010–2015).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

OTHER
			NUMBER OF	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	PORTFOLIOS IN	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH THE	AND LENGTH OF	TRUST OVERSEEN	DURING THE	DURING THE PAST
YEAR OF BIRTH	TRUST	TIME SERVED	BY TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Interested Trustee and Officers

Joseph C.	Chairperson	Indefinite Term;	30	President (2017–present);	Trustee, USA
Neuberger*	and Trustee	Since August 22,		Chief Operating Officer	MUTUALS (an
615 E. Michigan St.		2001		(2016–present); Executive	open-end
Milwaukee, WI				Vice President, U.S. Bancorp	investment
53202				Fund Services, LLC	company with three
Year of Birth: 1962				(1994–2017).	portfolios); Trustee,
Buffalo Funds
(an open-end
investment
company with
ten portfolios)
(2003–2017).

John P. Buckel	President	Indefinite Term;	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and Principal	Since January 24,		Fund Services, LLC
Milwaukee, WI	Executive	2013		(2004–present).
53202	Officer
Year of Birth: 1957

Jennifer A. Lima	Vice President,	Indefinite Term;	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Since January 24,		Fund Services, LLC
Milwaukee, WI	and Principal	2013		(2002–present).
53202	Financial and
Year of Birth: 1974	Accounting
Officer

Elizabeth B. Scalf	Chief	Indefinite Term;	N/A	Senior Vice President, U.S.	N/A
615 E. Michigan St.	Compliance	Since July 1,		Bancorp Fund Services,
Milwaukee, WI	Officer, Vice	2017		LLC (February 2017–
53202	President and			present); Vice President
Year of Birth: 1985	Anti-Money			and Assistant CCO, Heartland
	Laundering			Advisors, Inc. (December
	Officer			2016–January 2017);
Vice President and CCO,
Heartland Group, Inc.
(May 2016–November 2016);
Vice President, CCO and
Senior Legal Counsel
(May 2016–November 2016),
Assistant CCO and Senior
Legal Counsel (January
2016–April 2016), Senior
Legal and Compliance
Counsel (2013–2015),
Heartland Advisors, Inc.

Adam W. Smith	Secretary	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.		Since May 29,		U.S. Bancorp Fund
Milwaukee, WI		2015		Services, LLC
53202				(2012–present).
Year of Birth: 1981

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC who acts as principal underwriter for several series of the Trust, but not the Funds.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

OTHER
			NUMBER OF	PRINCIPAL	DIRECTORSHIPS
NAME,	POSITION(S)	TERM OF OFFICE	PORTFOLIOS IN	OCCUPATION(S)	HELD BY TRUSTEE
ADDRESS, AND	HELD WITH THE	AND LENGTH OF	TRUST OVERSEEN	DURING THE	DURING THE PAST
YEAR OF BIRTH	TRUST	TIME SERVED	BY TRUSTEE	PAST FIVE YEARS	FIVE YEARS
Officers

Cullen O. Small	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since January 22,		U.S. Bancorp Fund
Milwaukee, WI		2015		Services, LLC
53202				(2010–present).
Year of Birth: 1987

Kelly A. Burns	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since April 23,		U.S. Bancorp Fund
Milwaukee, WI		2015		Services, LLC
53202				(2011–present).
Year of Birth: 1987

Melissa Aguinaga	Assistant	Indefinite Term;	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Since July 1,		U.S. Bancorp Fund
Milwaukee, WI		2015		Services, LLC
53202				(2010–present).
Year of Birth: 1987

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX, PTRMX)

Investment Adviser
PT Asset Management, LLC
500 W. Madison, Suite 470
Chicago, IL  60661

888.282.3220
www.PTAMfunds.com

Fund Administrator, Transfer Agent,
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI  53202

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME  04101

This report has been prepared for shareholders
and may be distributed to others only if preceded
or accompanied by a current prospectus.

The Performance Trust Mutual Funds are distributed
by Foreside Fund Services, LLC

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.   Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*   /s/ John Buckel
John Buckel, President

Date: 5/1/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ John Buckel
John Buckel, President

Date: 5/1/2018

By (Signature and Title)*   /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date: 5/1/2018

* Print the name and title of each signing officer under his or her signature.